DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
January 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (4.0%)
*	Alliar Medicos A Frente SA	200,100	$621,768
*	Anima Holding SA	75,000	124,715
	Atacadao SA	743,150	2,332,971
	Banco Bradesco SA, ADR	1,092,950	4,688,756
	Banco Bradesco SA	2,646,600	9,370,083
	Banco do Brasil SA	1,954,697	12,022,449
	Banco Santander Brasil SA	1,088,506	6,737,951
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	268,263	1,411,512
*	C&A Modas Ltda	34,400	42,627
	Camil Alimentos SA	625,691	1,053,403
	Cia Brasileira de Distribuicao	684,958	2,919,079
	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	3,572,663
	Cia Siderurgica Nacional SA	722,608	3,475,529
	Cielo SA	3,536,420	1,531,754
	Construtora Tenda SA	36,200	109,143
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	608,111	2,001,804
	Direcional Engenharia SA	565,357	1,463,938
*	Embraer SA	1,256,192	4,804,667
*	Embraer SA, Sponsored ADR	210,512	3,231,359
	Enauta Participacoes SA	621,873	1,787,119
	Even Construtora e Incorporadora SA	643,456	897,913
	Ez Tec Empreendimentos e Participacoes SA	30,700	123,607
*	Gafisa SA	64,000	24,587
	Gafisa SA, ADR	164,984	117,138
	Gerdau SA, Sponsored ADR	4,338,340	22,689,518
	Gerdau SA	165,866	705,932
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	272,127	168,090
	Guararapes Confeccoes SA	82,500	197,934
	Hypera SA	100,900	591,137
	Industrias Romi SA	220,866	707,091
*	International Meal Co. Alimentacao SA, Class A	464,842	229,353
	Iochpe-Maxion SA	945,790	2,684,141
	JBS SA	2,928,450	19,351,671
	JHSF Participacoes SA	1,850,605	2,240,898
	M Dias Branco SA	99,100	431,665
*	Marisa Lojas SA	721,250	483,541
	Marisa Lojas SA	223,876	147,140
	Mills Estruturas e Servicos de Engenharia SA	93,500	113,043
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	16,200	23,186
	MRV Engenharia e Participacoes SA	638,265	1,611,859
*	Natura & Co. Holding SA	320,570	1,370,396
#*	Natura & Co. Holding SA, ADR	49,497	428,644
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	125,922,781
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	59,366,796
	Petroleo Brasileiro SA	9,627,053	63,943,459
	Positivo Tecnologia SA	234,500	413,348
	Sao Carlos Empreendimentos e Participacoes SA	60,300	451,958
Ω	Ser Educacional SA	44,400	96,742
	SLC Agricola SA	456,437	3,952,275
	TIM SA	2,231,131	5,575,622
	Trisul SA	290,805	351,588
	Tupy SA	416,802	1,638,134
	Ultrapar Participacoes SA	911,136	2,592,656
	Usinas Siderurgicas de Minas Gerais SA Usiminas	530,500	1,460,596
	Vale SA	8,789,077	133,852,976

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	143,637	$262,383
	Vibra Energia SA	757,723	3,267,708
TOTAL BRAZIL			521,790,796
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	6,093	220,722
	Besalco SA	530,992	199,201
*	Camanchaca SA	1,334,309	64,006
	CAP SA	664,329	7,465,321
	Cementos BIO BIO SA	665,307	590,529
	Cencosud SA	6,853,229	12,630,035
	Cia Sud Americana de Vapores SA	46,485,243	4,040,260
	Cristalerias de Chile SA	264,624	1,075,591
	Empresa Nacional de Telecomunicaciones SA	716,579	2,971,907
	Empresas CMPC SA	4,457,125	8,183,172
	Empresas COPEC SA	1,706,534	14,306,424
	Empresas Hites SA	1,783,807	368,758
*	Empresas La Polar SA	18,620,639	286,309
#	Enel Americas SA, ADR	955,275	5,636,123
	Enel Americas SA	13,898,479	1,638,710
	Grupo Security SA	4,013,913	616,094
	Inversiones Aguas Metropolitanas SA	2,266,399	1,304,617
*	Itau CorpBanca Chile SA	568,841,776	1,289,897
*	Masisa SA	9,310,884	141,655
	PAZ Corp. SA	1,562,812	781,150
	Ripley Corp. SA	333,069	69,019
	Salfacorp SA	2,200,300	921,862
	Sigdo Koppers SA	187,924	192,448
	SMU SA	1,803,767	213,062
	Sociedad Matriz SAAM SA	47,547,899	3,235,688
	Socovesa SA	3,702,080	633,985
	SONDA SA	109,737	47,193
	Vina Concha y Toro SA	1,321,364	2,114,543
TOTAL CHILE			71,238,281
CHINA — (30.1%)
*	21Vianet Group, Inc., ADR	225,337	2,235,343
*	360 Security Technology, Inc., Class A	661,700	1,094,469
*	361 Degrees International Ltd.	5,348,000	3,094,851
*Ω	3SBio, Inc.	4,591,000	3,635,123
	5I5J Holding Group Co. Ltd., Class A	1,102,800	525,600
	AAC Technologies Holdings, Inc.	3,268,000	9,922,873
Ω	AAG Energy Holdings Ltd.	987,000	182,950
	Accelink Technologies Co. Ltd., Class A	171,600	544,452
	Advanced Technology & Materials Co. Ltd., Class A	275,600	382,841
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	914,615
	AECC Aviation Power Co. Ltd., Class A	345,407	2,633,130
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	617,440
#	Agile Group Holdings Ltd.	10,528,999	5,581,367
	Agricultural Bank of China Ltd., Class H	95,473,000	36,325,058
*	Air China Ltd., Class H	6,546,000	4,934,958
	Aisino Corp., Class A	596,467	1,218,567
	Ajisen China Holdings Ltd.	3,383,000	556,000
*	Alibaba Group Holding Ltd.	10,091,700	158,172,882
Ω	A-Living Smart City Services Co. Ltd.	889,000	1,730,750
*	Alpha Group, Class A	286,500	260,557
#*	Aluminum Corp. of China Ltd., Class H	20,860,000	10,977,916

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Angang Steel Co. Ltd., Class H	8,699,632	$3,817,430
	Anhui Conch Cement Co. Ltd., Class H	7,120,500	37,664,070
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	327,883
	Anhui Guangxin Agrochemical Co. Ltd., Class A	89,500	475,581
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	488,584
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	414,960	345,757
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	618,266
	Anhui Xinhua Media Co. Ltd., Class A	683,764	514,272
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	557,704	1,759,888
#*	Anton Oilfield Services Group	15,908,000	977,345
	Aoshikang Technology Co. Ltd., Class A	49,300	512,415
	APT Satellite Holdings Ltd.	154,000	46,381
	Asia Cement China Holdings Corp.	3,044,500	2,113,359
Ω	AsiaInfo Technologies Ltd.	465,600	860,267
*	Asian Citrus Holdings Ltd.	4,633,000	95,052
	Ausnutria Dairy Corp. Ltd.	1,564,000	1,982,837
	AVIC Electromechanical Systems Co. Ltd., Class A	27,400	52,549
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,640,833
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	7,319,071
Ω	BAIC Motor Corp. Ltd., Class H	10,414,500	3,821,408
*	Baidu, Inc., Sponsored ADR	883,875	141,190,192
Ω	BAIOO Family Interactive Ltd.	1,124,000	81,119
	Bank of Beijing Co. Ltd., Class A	5,995,822	4,244,419
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,702,644
	Bank of Chengdu Co. Ltd., Class A	1,596,328	3,547,927
	Bank of China Ltd., Class H	280,299,817	109,258,780
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,805,259
	Bank of Communications Co. Ltd., Class H	41,482,574	27,824,100
	Bank of Hangzhou Co. Ltd., Class A	1,844,805	4,125,196
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,318,293
	Bank of Nanjing Co. Ltd., Class A	3,991,531	6,203,190
	Bank of Ningbo Co. Ltd., Class A	1,916,781	11,863,812
	Bank of Shanghai Co. Ltd., Class A	3,689,247	4,089,750
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,580
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	99,204
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	8,715,469
	Baosheng Science & Technology Innovation Co. Ltd., Class A	196,050	162,588
*	Baoye Group Co. Ltd., Class H	1,561,120	887,483
*	Baozun, Inc., Class A	17,300	71,639
	BBMG Corp., Class H	16,429,000	2,577,356
	Befar Group Co. Ltd., Class A	254,600	268,598
	Beibuwan Port Co. Ltd., Class A	258,100	317,637
	Beijing Capital Development Co. Ltd., Class A	425,200	390,418
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,783,279	1,890,439
*	Beijing Capital International Airport Co. Ltd., Class H	11,758,000	7,849,945
	Beijing Enlight Media Co. Ltd., Class A	195,500	325,305
*	Beijing Enterprises Clean Energy Group Ltd.	4,880,000	59,603
	Beijing Enterprises Holdings Ltd.	3,043,000	10,373,501
#*	Beijing Enterprises Urban Resources Group Ltd.	712,000	49,712
	Beijing Enterprises Water Group Ltd.	17,900,000	6,981,711
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	255,190	650,718
*	Beijing Health Holdings Ltd.	3,048,000	36,525
*	Beijing Jetsen Technology Co. Ltd., Class A	87,500	87,692
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	34,500	157,974
	Beijing New Building Materials PLC, Class A	9,100	46,642
	Beijing North Star Co. Ltd., Class H	5,878,000	884,104
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	308,160
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	684,451

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	775,200	$808,428
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	81,200	99,660
	Beijing Shiji Information Technology Co. Ltd., Class A	134,398	671,745
	Beijing Shougang Co. Ltd., Class A	756,666	667,438
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	1,030,550
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	658,402
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	367,135	379,442
	Beijing Thunisoft Corp. Ltd., Class A	169,434	310,894
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	9,000	14,140
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	127,892
	Beijing Yanjing Brewery Co. Ltd., Class A	1,317,929	1,579,868
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	440,600	929,227
	Best Pacific International Holdings Ltd.	396,000	111,505
	Bestsun Energy Co. Ltd., Class A	173,200	137,689
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	462,326
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	280,069
	BII Railway Transportation Technology Holdings Co. Ltd.	112,000	5,836
	Blue Sail Medical Co. Ltd., Class A	492,700	1,168,625
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	1,353,922
	BOE Technology Group Co. Ltd., Class A	13,370,757	10,262,787
*	Bohai Leasing Co. Ltd., Class A	2,291,900	967,843
*	Boyaa Interactive International Ltd.	1,548,000	97,326
	Bright Dairy & Food Co. Ltd., Class A	630,905	1,271,929
	Bright Real Estate Group Co. Ltd., Class A	171,200	65,984
*	Brilliance China Automotive Holdings Ltd.	16,650,000	7,825,501
*	BTG Hotels Group Co. Ltd., Class A	200,100	813,679
#	BYD Electronic International Co. Ltd.	2,731,500	8,261,361
	C C Land Holdings Ltd.	15,977,429	3,764,817
	C&D International Investment Group Ltd.	444,726	844,757
#*	CA Cultural Technology Group Ltd.	1,338,000	43,059
	Cabbeen Fashion Ltd.	1,514,000	547,240
	Caitong Securities Co. Ltd., Class A	518,700	799,253
	Camel Group Co. Ltd., Class A	216,320	470,184
	Canny Elevator Co. Ltd., Class A	211,052	243,931
*	Capital Environment Holdings Ltd.	12,116,000	256,114
	Carrianna Group Holdings Co. Ltd.	3,478,391	303,942
*††	CECEP COSTIN New Materials Group Ltd.	132,000	1,905
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,819,295
	CECEP Wind-Power Corp., Class A	941,500	756,927
#	Central China Management Co. Ltd.	7,334,350	1,256,746
	Central China Real Estate Ltd.	5,175,350	559,006
	Central China Securities Co. Ltd., Class H	217,000	42,140
#	CGN New Energy Holdings Co. Ltd.	6,484,000	4,914,919
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	250,388
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	203,823
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,395,385
#	Chaowei Power Holdings Ltd.	3,472,000	985,364
*	Cheetah Mobile, Inc., ADR	209,931	260,314
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	543,066
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	376,284
	China Aerospace International Holdings Ltd.	12,534,000	821,905
#	China Aircraft Leasing Group Holdings Ltd.	896,000	619,910
	China BlueChemical Ltd., Class H	11,740,878	3,214,126
Ω	China Bohai Bank Co. Ltd., Class H	869,000	218,007
#*	China Boton Group Co. Ltd.	262,000	130,867
*	China CAMC Engineering Co. Ltd., Class A	347,300	386,491
	China Cinda Asset Management Co. Ltd., Class H	53,481,000	9,781,055
	China CITIC Bank Corp. Ltd., Class H	36,528,112	17,427,349

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Coal Energy Co. Ltd., Class H	11,535,000	$6,455,696
††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	1,760,522
	China Communications Services Corp. Ltd., Class H	15,231,071	8,107,484
	China Conch Venture Holdings Ltd.	2,833,500	13,469,549
	China Construction Bank Corp., Class H	441,070,101	338,454,389
	China CSSC Holdings Ltd., Class A	375,700	1,209,645
*	China CYTS Tours Holding Co. Ltd., Class A	418,760	744,656
#*	China Dili Group	4,137,899	1,011,392
	China Dongxiang Group Co. Ltd.	18,981,000	1,579,690
*	China Eastern Airlines Corp. Ltd., ADR	2,914	57,173
*	China Eastern Airlines Corp. Ltd., Class H	13,416,000	5,227,174
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	164,260
*	China Energy Engineering Corp Ltd	7,387,830	3,077,295
#	China Energy Engineering Corp. Ltd., Class H	2,124,000	338,526
	China Everbright Bank Co. Ltd., Class H	14,124,000	5,306,346
#Ω	China Everbright Greentech Ltd.	3,443,000	1,167,820
	China Everbright Ltd.	7,559,869	8,566,224
*††	China Financial Services Holdings Ltd.	94,200	3,852
	China Foods Ltd.	2,164,000	896,227
	China Galaxy Securities Co. Ltd., Class H	16,642,000	9,868,291
	China Gas Holdings Ltd.	11,940,000	20,285,838
#	China Glass Holdings Ltd.	4,496,000	970,990
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	86,371
	China Great Wall Securities Co. Ltd., Class A	190,600	343,767
	China Hanking Holdings Ltd.	911,000	176,002
	China Harmony Auto Holding Ltd.	5,261,000	2,902,613
*††	China High Precision Automation Group Ltd.	429,000	12,586
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	286,950
#*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	1,314,212
	China Hongqiao Group Ltd.	10,475,000	11,835,986
*††Ω	China Huarong Asset Management Co. Ltd., Class H	62,368,000	3,319,553
Ω	China International Capital Corp. Ltd., Class H	210,800	574,223
	China International Marine Containers Group Co. Ltd., Class H	3,215,180	5,800,217
	China Isotope & Radiation Corp.	8,000	24,856
#	China Jinmao Holdings Group Ltd.	30,378,580	11,035,621
	China Jushi Co. Ltd., Class A	1,536,248	3,967,291
#	China Kepei Education Group Ltd.	1,630,000	524,445
	China Lesso Group Holdings Ltd.	7,058,000	12,270,375
	China Life Insurance Co. Ltd., Class H	14,139,000	24,854,919
	China Lilang Ltd.	1,763,000	1,003,011
#*	China Longevity Group Co. Ltd.	1,152,649	37,993
#*	China Lumena New Materials Corp.	1,315,048	0
*	China Maple Leaf Educational Systems Ltd.	7,422,000	463,026
	China Medical System Holdings Ltd.	3,750,000	6,279,484
	China Meheco Co. Ltd., Class A	303,800	516,951
	China Merchants Bank Co. Ltd., Class H	12,876,500	107,623,343
	China Merchants Energy Shipping Co. Ltd., Class A	1,571,640	965,081
	China Merchants Land Ltd.	11,986,000	1,249,461
	China Merchants Port Holdings Co. Ltd.	6,505,903	12,024,003
Ω	China Merchants Securities Co. Ltd., Class H	658,820	927,607
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,908,972
	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	19,482,900	7,765,126
#	China Modern Dairy Holdings Ltd.	9,212,000	1,569,540
	China Molybdenum Co. Ltd., Class H	9,003,000	4,626,402
	China National Accord Medicines Corp. Ltd., Class A	214,406	1,110,372
	China National Building Material Co. Ltd., Class H	26,405,250	34,296,512
	China National Medicines Corp. Ltd., Class A	258,300	1,134,607
	China National Nuclear Power Co. Ltd., Class A	5,075,483	5,678,582

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China New Town Development Co. Ltd.	11,705,522	$143,163
*	China Oil & Gas Group Ltd.	18,900,000	995,566
	China Oilfield Services Ltd., Class H	8,924,000	8,776,397
	China Oriental Group Co. Ltd.	7,404,000	2,178,406
	China Overseas Grand Oceans Group Ltd.	11,324,500	6,766,147
	China Overseas Land & Investment Ltd.	19,311,000	56,995,973
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	31,189,013
	China Petroleum & Chemical Corp., ADR	698,839	36,409,501
	China Petroleum & Chemical Corp., Class H	68,947,575	36,100,248
	China Pioneer Pharma Holdings Ltd.	1,142,000	301,748
*††	China Properties Group Ltd.	3,380,000	33,726
	China Publishing & Media Co. Ltd., Class A	477,385	392,185
	China Railway Group Ltd., Class H	17,737,000	10,948,743
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	2,087,137
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	256,364
#*	China Rare Earth Holdings Ltd.	4,650,600	486,274
	China Reinsurance Group Corp., Class H	24,824,000	2,428,766
Ω	China Renaissance Holdings Ltd.	29,500	51,892
	China Resources Cement Holdings Ltd.	15,246,000	13,137,901
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	629,881	1,177,031
	China Resources Gas Group Ltd.	2,750,000	13,775,422
	China Resources Land Ltd.	18,280,000	88,358,529
	China Resources Medical Holdings Co. Ltd.	5,256,500	2,967,743
Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	4,583,772
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	510,231	2,783,473
	China Risun Group Ltd.	1,619,000	884,886
#	China Sanjiang Fine Chemicals Co. Ltd.	4,533,000	1,358,524
	China SCE Group Holdings Ltd.	11,046,000	2,467,923
	China Science Publishing & Media Ltd., Class A	232,700	303,025
#*Ω	China Shengmu Organic Milk Ltd.	729,000	46,911
	China Shenhua Energy Co. Ltd., Class H	16,788,000	41,292,561
	China Shineway Pharmaceutical Group Ltd.	1,989,000	1,790,482
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	160,999
*	China Silver Group Ltd.	8,388,000	617,915
#	China South City Holdings Ltd.	27,384,000	2,188,044
	China South Publishing & Media Group Co. Ltd., Class A	602,000	886,821
#*	China Southern Airlines Co. Ltd., Class H	7,278,000	4,659,706
	China Starch Holdings Ltd.	13,595,000	289,045
	China State Construction Engineering Corp. Ltd., Class A	14,794,906	12,129,710
*	China Sunshine Paper Holdings Co. Ltd.	1,885,000	636,092
	China Taiping Insurance Holdings Co. Ltd.	10,224,200	14,464,765
#*	China Tianrui Group Cement Co. Ltd.	45,000	36,569
*	China Tianying, Inc., Class A	948,700	769,924
Ω	China Tower Corp. Ltd., Class H	117,092,000	14,144,569
	China Traditional Chinese Medicine Holdings Co. Ltd.	17,224,000	10,044,660
	China TransInfo Technology Co. Ltd., Class A	240,300	514,073
#*	China Travel International Investment Hong Kong Ltd.	14,319,631	2,953,586
*	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	630,423
	China Vanke Co. Ltd., Class H	8,314,005	21,493,762
#Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	283,894
	China West Construction Group Co. Ltd., Class A	358,900	449,620
*††	China Wood Optimization Holding Ltd.	88,000	1,905
Ω	China Xinhua Education Group Ltd.	294,000	50,349
#	China XLX Fertiliser Ltd.	1,879,000	1,328,105
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	6,510,151
#*	China ZhengTong Auto Services Holdings Ltd.	7,806,500	640,776
	China Zheshang Bank Co. Ltd., Class H	24,000	9,572
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	270,700	116,565
#*††	China Zhongwang Holdings Ltd.	13,622,954	2,201,464

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chinasoft International Ltd.	1,010,000	$1,010,678
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	960,492
	Chongqing Changan Automobile Co. Ltd., Class A	1,200,513	2,465,503
	Chongqing Department Store Co. Ltd., Class A	222,784	961,497
	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	467,863
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	127,200
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	86,959
	Chongqing Rural Commercial Bank Co. Ltd., Class H	14,705,000	5,389,751
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	669,277
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	66,294
	CIFI Holdings Group Co. Ltd.	20,473,695	13,375,316
	CIMC Enric Holdings Ltd.	4,012,000	4,922,281
*	Cinda Real Estate Co. Ltd., Class A	783,100	466,810
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	311,537
*	CITIC Guoan Information Industry Co. Ltd., Class A	546,700	210,558
	CITIC Ltd.	23,321,483	26,192,475
*	CITIC Resources Holdings Ltd.	15,150,000	976,587
	CITIC Securities Co. Ltd., Class H	4,885,500	13,082,482
*	Citychamp Watch & Jewellery Group Ltd.	476,000	86,215
	CMGE Technology Group Ltd.	752,000	292,500
	CMST Development Co. Ltd., Class A	304,400	272,873
*	CNFinance Holdings Ltd., ADR	5,312	17,423
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	740,523
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	492,800	785,835
	COFCO Biotechnology Co. Ltd., Class A	469,400	722,489
#*Ω	Cogobuy Group	1,339,000	422,110
#	Colour Life Services Group Co. Ltd.	2,857,548	352,645
*	Comba Telecom Systems Holdings Ltd.	1,318,000	305,293
	Concord New Energy Group Ltd.	35,720,000	3,452,994
	Consun Pharmaceutical Group Ltd.	2,355,000	1,151,652
*	Coolpad Group Ltd.	13,182,079	534,883
#	COSCO SHIPPING Development Co. Ltd., Class H	13,494,000	2,493,169
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,088,000	3,062,409
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,142,005
	COSCO SHIPPING Ports Ltd.	12,089,761	9,630,739
*Ω	Cosmo Lady China Holdings Co. Ltd.	642,000	40,278
#	Country Garden Holdings Co. Ltd.	37,862,106	31,098,264
	CPMC Holdings Ltd.	4,097,000	2,347,121
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	379,671
#*	Crazy Sports Group Ltd.	8,236,000	329,484
	CSG Holding Co. Ltd., Class A	567,849	804,114
	CSPC Pharmaceutical Group Ltd.	872,000	1,059,819
	CSSC Hong Kong Shipping Co. Ltd.	436,000	62,867
	CTS International Logistics Corp. Ltd., Class A	337,870	659,644
	D&O Home Collection Group Co. Ltd., Class A	147,557	305,753
#	DaFa Properties Group Ltd.	402,000	234,876
Ω	Dali Foods Group Co. Ltd.	3,807,500	2,200,634
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	366,286
	Daqin Railway Co. Ltd., Class A	6,459,961	6,725,648
	Dare Power Dekor Home Co. Ltd., Class A	144,600	281,936
	Dashang Co. Ltd., Class A	178,708	551,376
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	127,428
*	Dazhong Transportation Group Co. Ltd., Class A	359,539	190,390
	Dazzle Fashion Co. Ltd., Class A	185,600	512,580
	DBG Technology Co. Ltd., Class A	298,278	585,166
	Deppon Logistics Co. Ltd., Class A	195,700	351,907
	Dexin China Holdings Co. Ltd.	959,000	325,264
	DHC Software Co. Ltd., Class A	701,900	793,567
	Digital China Group Co. Ltd., Class A	227,300	541,261

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Digital China Holdings Ltd.	3,504,000	$1,986,667
	Digital China Information Service Co. Ltd., Class A	316,700	704,953
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	1,208,553
	Dongfang Electric Corp. Ltd., Class H	1,237,400	1,679,224
*	Dongfang Electronics Co. Ltd., Class A	289,100	330,377
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	11,968,401
	Dongjiang Environmental Co. Ltd., Class H	51,000	24,557
	Dongxing Securities Co. Ltd., Class A	763,900	1,277,811
	Dongyue Group Ltd.	3,020,000	3,696,218
	Dynagreen Environmental Protection Group Co. Ltd., Class H	582,000	274,526
	E-Commodities Holdings Ltd.	5,880,000	915,274
	Edvantage Group Holdings Ltd.	196,000	84,354
	Elion Energy Co. Ltd., Class A	807,498	592,487
*	Enjoyor Technology Co. Ltd., Class A	103,300	141,925
	ENN Natural Gas Co. Ltd., Class A	219,900	602,305
#	Essex Bio-technology Ltd.	207,000	135,976
	EVA Precision Industrial Holdings Ltd.	3,990,000	749,275
*	Everbright Jiabao Co. Ltd., Class A	607,266	289,221
#Ω	Everbright Securities Co. Ltd., Class H	1,284,600	965,154
*	Fang Holdings Ltd., ADR	3,666	14,810
	Fangda Carbon New Material Co. Ltd., Class A	915,594	1,402,134
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	769,640
	Fantasia Holdings Group Co. Ltd.	979,015	39,072
#	Far East Horizon Ltd.	7,898,000	6,750,662
	FAW Jiefang Group Co. Ltd.	724,752	1,077,036
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	846,330
*	FIH Mobile Ltd.	939,000	144,104
	Financial Street Holdings Co. Ltd., Class A	569,730	508,204
	FinVolution Group, ADR	203,256	802,861
#	First Tractor Co. Ltd., Class H	718,000	350,117
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	216,100	313,343
	Fosun International Ltd.	12,294,683	13,950,098
	Founder Securities Co. Ltd., Class A	1,689,907	1,960,028
	FriendTimes, Inc.	338,000	57,646
	Fu Shou Yuan International Group Ltd.	3,066,000	2,406,229
	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	383,273
	Fufeng Group Ltd.	10,340,000	3,789,458
	Fujian Longking Co. Ltd., Class A	325,100	412,469
	Fujian Star-net Communication Co. Ltd., Class A	196,200	680,766
	Fujian Sunner Development Co. Ltd., Class A	579,198	1,930,644
	Fulongma Group Co. Ltd., Class A	164,900	325,499
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	402,967
	Gansu Shangfeng Cement Co. Ltd., Class A	278,900	870,716
#*	GCL-Poly Energy Holdings Ltd.	73,824,000	22,500,828
*	GDS Holdings Ltd., Class A	370,800	1,936,392
	Geely Automobile Holdings Ltd.	23,007,000	49,804,560
	GEM Co. Ltd., Class A	1,160,200	1,628,593
	Gemdale Corp., Class A	1,310,154	2,670,616
	Gemdale Properties & Investment Corp. Ltd.	33,376,000	3,726,723
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	4,149,223
*	Genimous Technology Co. Ltd., Class A	124,700	131,650
	GF Securities Co. Ltd., Class H	3,410,200	5,911,001
*	Glorious Property Holdings Ltd.	18,846,000	569,471
#*	Glory Land Co. Ltd.	5,759,000	234,001
*	Glory Sun Financial Group Ltd.	2,780,000	65,798
	Goldcard Smart Group Co. Ltd.	156,680	280,433
	Golden Eagle Retail Group Ltd.	12,000	8,914
	GoldenHome Living Co. Ltd., Class A	68,570	354,977
	Goldenmax International Technology Ltd., Class A	301,200	556,862

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldlion Holdings Ltd.	1,887,000	$394,379
	Goldpac Group Ltd.	1,296,000	353,099
*	Grand Baoxin Auto Group Ltd.	5,544,500	456,229
#	Grand Pharmaceutical Group Ltd., Class L	2,995,500	2,126,138
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	855,425
	Greattown Holdings Ltd., Class A	1,264,000	714,650
	Greatview Aseptic Packaging Co. Ltd.	1,449,000	556,642
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	6,397,398
	Greenland Holdings Corp. Ltd., Class A	3,512,040	2,425,274
#	Greenland Hong Kong Holdings Ltd.	7,689,575	1,514,295
#	Greentown China Holdings Ltd.	5,374,091	8,872,928
	Greentown Service Group Co. Ltd.	194,000	213,567
	GRG Banking Equipment Co. Ltd., Class A	676,700	1,210,300
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	488,488
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	357,356	393,710
*	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	1,029,168
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	362,499
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	139,869
	Guangdong Tapai Group Co. Ltd., Class A	353,173	566,575
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	344,634	530,269
*	Guanghui Energy Co. Ltd., Class A	2,615,738	2,412,018
*	Guangshen Railway Co. Ltd., Class H	12,289,999	2,164,292
	Guangxi Liugong Machinery Co. Ltd., Class A	354,190	403,267
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	152,811	396,342
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	2,136,800	1,055,181
	Guangzhou Automobile Group Co. Ltd., Class H	9,718,000	9,545,833
	Guangzhou Baiyun International Airport Co. Ltd., Class A	716,300	1,548,234
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,787,450
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	703,877
#	Guangzhou R&F Properties Co. Ltd., Class H	10,148,314	4,517,076
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	566,190	724,667
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	266,040
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	133,200	134,911
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	371,676	429,877
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	992,380
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	43,700	38,203
	Guomai Technologies, Inc., Class A	418,400	388,431
	Guosen Securities Co. Ltd., Class A	1,174,527	2,034,891
*	Guosheng Financial Holding, Inc., Class A	257,924	352,877
*Ω	Guotai Junan Securities Co. Ltd., Class H	1,740,600	2,644,291
	Guoyuan Securities Co. Ltd., Class A	771,550	874,105
	Haier Smart Home Co. Ltd., Class A	2,199,296	9,699,372
	Haier Smart Home Co. Ltd., Class H	1,827,400	7,326,120
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	78,260	304,879
*	Hainan Meilan International Airport Co. Ltd., Class H	341,000	908,644
	Haitian International Holdings Ltd.	1,232,000	3,205,250
	Haitong Securities Co. Ltd., Class H	11,169,200	10,051,317
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	17,881
	Hand Enterprise Solutions Co. Ltd., Class A	310,700	398,156
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	1,101,614
	Hangcha Group Co. Ltd., Class A	166,900	420,094
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	367,737
	Hangzhou Century Co. Ltd., Class A	277,800	274,043
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	274,300	1,335,693
*Ω	Harbin Bank Co. Ltd., Class H	1,611,000	165,900
	Harbin Electric Co. Ltd., Class H	3,979,474	1,320,285
	HBIS Resources Co. Ltd., Class A	58,300	147,941
#*	HC Group, Inc.	1,280,000	122,464
	Health & Happiness H&H International Holdings Ltd.	506,500	851,158

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hebei Construction Group Corp. Ltd., Class H	322,500	$58,208
	Hello Group, Inc., Sponsored ADR	671,133	6,530,124
	Henan Lingrui Pharmaceutical Co., Class A	325,900	659,427
	Henan Pinggao Electric Co. Ltd., Class A	382,800	504,093
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	53,120
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,053,706
	Henan Thinker Automatic Equipment Co. Ltd., Class A	33,420	116,230
	Henan Yuguang Gold & Lead Co. Ltd., Class A	53,100	45,364
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	302,351
	Hengan International Group Co. Ltd.	2,529,000	12,362,537
*	Hengdeli Holdings Ltd.	14,156,000	489,170
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	211,700	532,853
	Hengli Petrochemical Co. Ltd., Class A	1,986,065	7,523,532
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,455,832
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	2,506,597
	Hesteel Co. Ltd., Class A	3,844,300	1,447,364
	Hexing Electrical Co. Ltd., Class A	202,190	398,038
*	Hi Sun Technology China Ltd.	9,768,000	1,286,860
	Hisense Home Appliances Group Co. Ltd., Class H	504,000	660,768
*	Holitech Technology Co. Ltd., Class A	1,226,800	685,812
	Hongda Xingye Co. Ltd., Class A	819,256	673,738
*	Honghua Group Ltd.	15,729,000	497,616
*††Ω	Honworld Group Ltd.	1,002,500	74,007
#Ω	Hope Education Group Co. Ltd.	5,706,000	735,777
	Hopson Development Holdings Ltd.	4,647,500	9,683,827
*Ω	Hua Hong Semiconductor Ltd.	377,000	1,835,230
	Huaan Securities Co. Ltd., Class A	1,731,080	1,370,661
	Huadong Medicine Co. Ltd., Class A	542,438	3,135,010
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,079,100	1,079,812
	Huafon Chemical Co. Ltd., Class A	859,548	1,286,901
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	498,027
	Huafu Fashion Co. Ltd., Class A	458,898	335,347
	Huagong Tech Co. Ltd., Class A	203,200	788,737
	Huapont Life Sciences Co. Ltd., Class A	469,100	458,724
Ω	Huatai Securities Co. Ltd., Class H	5,375,400	9,555,383
	Huaxi Securities Co. Ltd., Class A	1,072,555	1,533,898
	Huaxia Bank Co. Ltd., Class A	3,721,400	3,305,669
	Huaxin Cement Co. Ltd., Class A	691,428	2,024,892
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	5,547,855
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	804,859
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,504,122
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	1,271,506
	Huijing Holdings Co. Ltd.	100,000	24,727
#*	Huishang Bank Corp. Ltd., Class H	1,603,900	524,081
	Hunan Aihua Group Co. Ltd., Class A	97,600	523,480
*	Hunan Gold Corp. Ltd., Class A	391,600	641,712
	Hunan Valin Steel Co. Ltd., Class A	1,767,160	1,541,891
	Hytera Communications Corp. Ltd., Class A	591,700	441,974
#*Ω	iDreamSky Technology Holdings Ltd.	286,000	186,680
	IKD Co. Ltd., Class A	225,800	661,492
Ω	IMAX China Holding, Inc.	33,100	47,251
	Industrial & Commercial Bank of China Ltd., Class H	234,872,996	142,296,668
	Industrial Bank Co. Ltd., Class A	7,629,753	25,267,184
	Industrial Securities Co. Ltd., Class A	1,722,840	2,351,263
	Infore Environment Technology Group Co. Ltd., Class A	301,756	291,453
#*	Inke Ltd.	1,693,000	437,935
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	10,243,400	3,821,888
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,878,863
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	50,100	176,216

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	$2,604,617
	Inner Mongolia Yitai Coal Co. Ltd., Class H	223,900	204,799
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	1,038,357
*	Inspur Software Co. Ltd., Class A	99,926	242,595
*	IRICO Group New Energy Co. Ltd., Class H	13,600	32,437
*	JD.com, Inc., Class A	571,350	21,654,959
	JH Educational Technology, Inc.	272,000	105,196
	Jiajiayue Group Co. Ltd., Class A	220,300	496,604
	Jiangling Motors Corp. Ltd., Class A	265,329	660,377
#*	Jiangnan Group Ltd.	14,145,000	540,632
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,269,262	1,487,142
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	21,208
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	936,327
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	461,702
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	316,520	539,890
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	190,400	411,907
	Jiangsu Provincial Agricultural Reclamation & Development Corp	578,561	970,131
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,466,088
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	819,132	804,158
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,560,374	1,065,269
	Jiangsu Zhongtian Technology Co. Ltd., Class A	846,900	2,240,735
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	640,775
	Jiangxi Copper Co. Ltd., Class H	5,411,000	8,872,736
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	430,657
	Jiangxi Zhengbang Technology Co. Ltd., Class A	564,963	792,250
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	562,591
	Jiayou International Logistics Co. Ltd., Class A	11,830	35,858
	Jiayuan International Group Ltd.	4,741,776	1,647,632
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	543,856	1,419,916
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	42,830	13,711
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	470,200	223,604
	Jinduicheng Molybdenum Co. Ltd., Class A	322,700	323,529
#	Jingrui Holdings Ltd.	3,534,000	930,712
#*	JinkoSolar Holding Co. Ltd., ADR	218,007	9,620,649
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,115,365
	Jinneng Science&Technology Co. Ltd., Class A	386,533	860,826
	Jinyuan EP Co. Ltd., Class A	19,300	40,181
	Jiuzhitang Co. Ltd., Class A	421,200	596,302
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	950,416
	JNBY Design Ltd.	406,000	600,450
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,567,409
	Jointown Pharmaceutical Group Co. Ltd., Class A	866,722	1,818,131
	Joy City Property Ltd.	20,036,000	978,299
#	JOYY, Inc., ADR	315,298	15,941,467
	JSTI Group, Class A	308,575	302,131
	Ju Teng International Holdings Ltd.	5,890,249	1,200,234
	Juneyao Airlines Co. Ltd., Class A	150,100	425,321
	Jutal Offshore Oil Services Ltd.	590,000	63,155
*	Kai Yuan Holdings Ltd.	41,600,000	141,291
	Kaisa Group Holdings Ltd.	7,468,578	844,502
	Kaisa Prosperity Holdings Ltd.	276,000	378,074
*Ω	Kangda International Environmental Co. Ltd.	3,759,000	367,597
#*	Kasen International Holdings Ltd.	2,592,000	246,619
	Kehua Data Co. Ltd., Class A	111,390	549,444
	Kinetic Development Group Ltd.	296,000	20,857
	Kingboard Holdings Ltd.	4,371,845	21,106,056
	Kingboard Laminates Holdings Ltd.	5,472,000	9,384,778
	KingClean Electric Co. Ltd., Class A	31,232	123,941

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	2,399,200	$10,781,687
	Konka Group Co. Ltd., Class A	271,000	250,212
	KPC Pharmaceuticals, Inc., Class A	364,200	546,828
*	Kuang-Chi Technologies Co. Ltd., Class A	76,770	242,413
	Kunlun Energy Co. Ltd.	20,290,000	21,041,685
	Kunlun Tech Co. Ltd., Class A	378,900	1,123,661
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	305,717
	KWG Group Holdings Ltd.	8,097,500	4,427,593
	KWG Living Group Holdings Ltd.	6,977,250	3,069,380
	Lao Feng Xiang Co. Ltd., Class A	123,154	884,230
	LB Group Co. Ltd., Class A	668,233	2,579,196
	Lee & Man Chemical Co. Ltd.	160,000	140,998
	Lee & Man Paper Manufacturing Ltd.	8,366,000	5,729,548
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	401,049
Ω	Legend Holdings Corp., Class H	2,487,600	3,461,180
	Lenovo Group Ltd.	26,556,000	28,778,945
	Lens Technology Co. Ltd., Class A	257,400	697,270
	Leo Group Co. Ltd., Class A	2,336,500	854,613
*	LexinFintech Holdings Ltd., ADR	173,034	619,462
	Leyard Optoelectronic Co. Ltd., Class A	550,500	796,759
	Liaoning Cheng Da Co. Ltd., Class A	400,300	1,050,037
	Lier Chemical Co. Ltd., Class A	174,900	796,829
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	218,771
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,643,690
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	209,838
#	Logan Group Co. Ltd.	2,898,000	1,804,118
	Loncin Motor Co. Ltd., Class A	1,187,800	920,531
	Long Yuan Construction Group Co. Ltd., Class A	565,700	486,749
Ω	Longfor Group Holdings Ltd.	8,115,500	48,683,467
	Lonking Holdings Ltd.	12,694,000	3,702,920
	Luenmei Quantum Co. Ltd., Class A	519,200	669,695
*	Luoniushan Co. Ltd., Class A	661,991	697,414
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,360,378
#*Ω	Luye Pharma Group Ltd.	11,045,000	4,824,372
#*	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	387,587
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	2,125,368
*	Macrolink Culturaltainment Development Co. Ltd., Class A	59,400	30,039
*Ω	Maoyan Entertainment	467,000	602,361
*	Maoye International Holdings Ltd.	5,595,000	166,600
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	507,266
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	382,150
	Metallurgical Corp. of China Ltd., Class H	13,359,000	3,582,677
Ω	Midea Real Estate Holding Ltd.	115,600	170,787
	Min Xin Holdings Ltd.	708,418	324,389
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,531,738
*	Mingfa Group International Co. Ltd.	608,000	35,881
	Minmetals Land Ltd.	9,789,205	1,069,504
Ω	Minsheng Education Group Co. Ltd.	1,078,000	113,967
	Minth Group Ltd.	3,478,000	16,083,886
*	Misho Ecology & Landscape Co. Ltd., Class A	45,400	16,277
	MLS Co. Ltd., Class A	513,262	1,063,901
*	MMG Ltd.	9,984,000	3,241,655
	Modern Land China Co. Ltd.	2,449,200	47,189
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	22,009
	MYS Group Co. Ltd., Class A	393,300	216,075
	NanJi E-Commerce Co. Ltd., Class A	399,700	369,625
	Nanjing Iron & Steel Co. Ltd., Class A	879,300	505,415
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	949,096
	NARI Technology Co. Ltd., Class A	178,972	1,001,240

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NavInfo Co. Ltd., Class A	404,200	$1,019,225
	NetDragon Websoft Holdings Ltd.	1,050,000	2,650,308
	New China Life Insurance Co. Ltd., Class H	3,525,300	10,054,975
*	New Hope Liuhe Co. Ltd., Class A	1,178,464	3,001,532
*	New World Department Store China Ltd.	2,778,000	435,440
	Newland Digital Technology Co. Ltd., Class A	352,060	912,878
	Nexteer Automotive Group Ltd.	5,382,000	5,924,120
	Nine Dragons Paper Holdings Ltd.	10,351,000	10,339,312
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	1,141,433
	Ningbo Joyson Electronic Corp., Class A	293,341	854,593
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	687,404
	Ningbo Zhoushan Port Co. Ltd., Class A	1,639,800	1,021,832
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	71,610
	Norinco International Cooperation Ltd., Class A	92,800	114,172
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	479,458
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	396,917
	Northeast Securities Co. Ltd., Class A	765,100	1,024,751
*	NVC International Holdings Ltd.	5,629,000	122,643
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	840,279
*	OFILM Group Co. Ltd., Class A	740,600	935,454
	ORG Technology Co. Ltd., Class A	579,600	544,219
*	Orient Group, Inc., Class A	647,440	293,822
Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,916,155
	Oriental Pearl Group Co. Ltd., Class A	912,860	1,203,208
*	Ourpalm Co. Ltd., Class A	878,900	516,766
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	167,207
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,100,200	644,722
	PAX Global Technology Ltd.	4,664,000	3,378,219
	PCI Technology Group Co. Ltd., Class A	582,600	789,411
	People's Insurance Co. Group of China Ltd., Class H	29,577,000	9,359,636
	Perfect World Co. Ltd., Class A	299,000	650,677
	PetroChina Co. Ltd., Class H	110,750,000	54,920,015
	PhiChem Corp., Class A	116,600	426,983
	PICC Property & Casualty Co. Ltd., Class H	29,543,000	27,526,761
	Ping An Bank Co. Ltd., Class A	4,972,473	12,475,417
	Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	187,273,441
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,527,855
*	Polaris Bay Group Co. Ltd., Class A	568,670	827,172
*	Poly Culture Group Co. Ltd., Class H	402,000	224,782
	Poly Property Group Co. Ltd.	13,437,488	3,533,270
#Ω	Postal Savings Bank of China Co. Ltd., Class H	25,137,000	20,942,888
*	Pou Sheng International Holdings Ltd.	9,206,000	1,478,437
	Power Construction Corp. of China Ltd., Class A	3,678,320	5,039,110
	Powerlong Real Estate Holdings Ltd.	9,648,000	5,385,271
	Pujiang International Group Ltd.	153,000	63,024
*	PW Medtech Group Ltd.	1,439,000	194,149
	Q Technology Group Co. Ltd.	1,983,000	2,156,253
	Qingdao East Steel Tower Stock Co. Ltd., Class A	188,500	263,768
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	413,785
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	794,645
#Ω	Qingdao Port International Co. Ltd., Class H	727,000	394,519
	Qingdao Topscomm Communication, Inc., Class A	193,580	224,300
	Qingling Motors Co. Ltd., Class H	5,326,000	1,061,075
	Qinhuangdao Port Co. Ltd., Class H	845,000	136,141
#*	Qudian, Inc., Sponsored ADR	362,937	333,503
#	Radiance Holdings Group Co. Ltd.	93,000	52,297
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	647,392
	Raisecom Technology Co. Ltd., Class A	164,000	194,526
	Rastar Group, Class A	653,946	371,855

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	$279,649
*Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	1,025,144
#Ω	Redco Properties Group Ltd.	3,150,000	1,083,701
#	Redsun Properties Group Ltd.	3,085,000	1,049,355
	Renhe Pharmacy Co. Ltd., Class A	672,100	777,272
	REXLot Holdings Ltd.	67,831,618	33,929
	Rianlon Corp., Class A	25,716	176,415
	RiseSun Real Estate Development Co. Ltd., Class A	1,888,376	1,329,034
	Rongan Property Co. Ltd., Class A	1,161,156	440,488
#	Ronshine China Holdings Ltd.	1,925,500	796,483
	Runjian Co. Ltd., Class A	29,100	155,742
*	RYB Education, Inc., ADR	17,090	30,078
	SAIC Motor Corp. Ltd., Class A	1,570,273	4,669,449
	Sailun Group Co. Ltd., Class A	1,104,600	2,027,380
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	1,080,536
	Sany Heavy Equipment International Holdings Co. Ltd.	5,544,000	5,813,739
	Satellite Chemical Co. Ltd., Class A	441,840	2,944,163
*	Saurer Intelligent Technology Co. Ltd., Class A	357,100	157,925
	Sealand Securities Co. Ltd., Class A	1,779,595	1,095,538
	Seazen Group Ltd.	3,274,857	2,215,450
	Seazen Holdings Co. Ltd., Class A	927,915	4,856,720
	SGIS Songshan Co. Ltd., Class A	773,600	541,437
	Shaanxi Coal Industry Co. Ltd., Class A	3,735,445	7,426,454
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,597,692
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	577,940	1,801,049
#	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	1,059,716
#Ω	Shandong Gold Mining Co. Ltd., Class H	1,948,250	3,287,960
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	95,789
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	851,969	4,108,555
	Shandong Humon Smelting Co. Ltd., Class A	275,500	482,539
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	2,157,897
	Shandong Longda Meishi Co. Ltd., Class A	389,046	546,369
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	232,600	553,067
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	105,200	55,587
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,991,634
	Shandong New Beiyang Information Technology Co. Ltd., Class A	280,600	377,157
	Shandong Publishing & Media Co. Ltd., Class A	290,233	270,998
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	2,165,629
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,544,800	10,530,542
	Shandong Xiantan Co. Ltd., Class A	61,800	83,594
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	646,000	351,025
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	346,440	535,006
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	769,704
	Shanghai AJ Group Co. Ltd., Class A	869,352	887,657
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	39,262	118,252
	Shanghai Electric Group Co. Ltd., Class H	9,652,000	2,656,010
	Shanghai Environment Group Co. Ltd., Class A	300,489	551,478
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	174,870	812,739
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	970,500	3,891,624
	Shanghai Industrial Development Co. Ltd., Class A	986,190	587,996
	Shanghai Industrial Holdings Ltd.	3,075,918	4,537,762
	Shanghai Industrial Urban Development Group Ltd.	19,546,501	1,888,500
	Shanghai International Port Group Co. Ltd., Class A	2,613,716	2,342,731
	Shanghai Jahwa United Co. Ltd., Class A	150,768	962,521
	Shanghai Jin Jiang Capital Co. Ltd., Class H	15,170,000	5,669,230
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,937,621
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	716,658
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	750,039
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	526,998

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	$399,333
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,247,500	8,293,116
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	156,183
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,122,078	9,455,504
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,975,086	2,092,868
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	25,900	121,865
	Shanghai Shimao Co. Ltd., Class A	624,696	322,083
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	676,308
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	39,359
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	136,057
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	312,611
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	119,800	241,480
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,536,513
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	1,026,500
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	429,934
	Shanxi Blue Flame Holding Co. Ltd., Class A	315,028	405,253
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,514,935	1,873,026
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,040,880	1,989,145
*	Shanxi Meijin Energy Co. Ltd., Class A	235,273	497,327
	Shanxi Securities Co. Ltd., Class A	1,173,460	1,094,479
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	2,318,307
	Shanying International Holding Co. Ltd., Class A	1,210,500	600,684
	Shenghe Resources Holding Co. Ltd., Class A	36,360	94,799
*Ω	Shengjing Bank Co. Ltd., Class H	481,000	417,107
	Shenguan Holdings Group Ltd.	3,610,000	207,232
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,356,800	1,321,888
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	816,634
*	Shenzhen Airport Co. Ltd., Class A	492,100	581,928
	Shenzhen Aisidi Co. Ltd., Class A	405,800	638,180
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	249,421
	Shenzhen Center Power Tech Co. Ltd., Class A	80,000	220,239
	Shenzhen Comix Group Co. Ltd., Class A	105,400	118,022
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	57,574
	Shenzhen Gas Corp. Ltd., Class A	380,100	465,878
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	357,532
*	Shenzhen Grandland Group Co. Ltd., Class A	108,000	41,969
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	290,220	708,714
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	15,500	14,635
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	208,227
	Shenzhen International Holdings Ltd.	6,449,190	6,544,162
#	Shenzhen Investment Ltd.	18,956,414	4,452,533
	Shenzhen Jinjia Group Co. Ltd., Class A	705,783	1,903,250
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	1,182,380
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	927,189
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	638,757
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,704,061	3,311,637
*	Shenzhen SDG Information Co. Ltd., Class A	337,800	326,616
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	627,404
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	534,559
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	423,927
	Shenzhen World Union Group, Inc., Class A	947,381	528,595
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	260,300	543,405
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	107,294	553,650
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	339,356
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	837,000	609,454
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	657,547
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	701,384	2,309,738
#	Shimao Group Holdings Ltd.	7,589,035	5,593,080
#	Shoucheng Holdings Ltd.	10,423,683	1,917,895

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shougang Fushan Resources Group Ltd.	13,034,277	$3,999,409
	Shui On Land Ltd.	23,646,803	3,342,967
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	683,598
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	699,455	1,946,580
*	Sichuan Languang Development Co. Ltd., Class A	1,550,800	485,335
	Sichuan Shuangma Cement Co. Ltd., Class A	152,178	532,364
	Sieyuan Electric Co. Ltd., Class A	182,700	1,315,666
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,059,000	3,010,616
*	Silver Grant International Holdings Group Ltd.	6,302,804	391,766
	Sino Biopharmaceutical Ltd.	6,000	4,138
	Sinochem International Corp., Class A	575,231	692,256
#	Sinofert Holdings Ltd.	12,950,000	1,735,370
	Sinolink Securities Co. Ltd., Class A	612,600	1,003,770
*	Sinolink Worldwide Holdings Ltd.	16,481,714	489,745
	Sinoma International Engineering Co., Class A	417,000	673,950
	Sinoma Science & Technology Co. Ltd., Class A	573,662	2,679,825
	Sinomach Automobile Co. Ltd., Class A	510,561	593,272
	Sino-Ocean Group Holding Ltd.	20,276,602	4,979,846
	Sinopec Engineering Group Co. Ltd., Class H	9,485,500	4,627,212
	Sinopec Kantons Holdings Ltd.	6,570,000	2,510,476
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	13,270	303,485
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	3,678,665
	Sinopharm Group Co. Ltd., Class H	8,085,200	18,084,927
#	Sinosoft Technology Group Ltd.	2,140,000	216,076
	Sinotrans Ltd., Class H	13,495,000	4,393,197
	Sinotruk Hong Kong Ltd.	4,414,835	6,566,886
	Skyfame Realty Holdings Ltd.	2,058,000	221,876
	Skyworth Digital Co. Ltd., Class A	450,948	892,603
*	Skyworth Group Ltd.	8,768,116	5,180,227
#*	SOHO China Ltd.	13,558,388	2,962,018
	SooChow Securities Co. Ltd., Class A	1,002,430	1,239,912
*	South Manganese Investment Ltd.	1,449,000	171,950
	Southwest Securities Co. Ltd., Class A	339,200	255,928
*	Spring Airlines Co. Ltd., Class A	52,241	470,495
*	SPT Energy Group, Inc.	4,862,000	175,838
	SSY Group Ltd.	4,256,000	1,891,909
*	Starrise Media Holdings Ltd.	270,000	5,651
	Sun Art Retail Group Ltd.	1,595,500	582,645
	Sunac China Holdings Ltd.	13,496,000	16,631,409
*Ω	Sunac Services Holdings Ltd.	297	338
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	580,790
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	227,298
*	Suning Universal Co. Ltd., Class A	1,450,705	927,120
*	Suning.com Co. Ltd., Class A	1,980,900	1,220,099
*Ω	Sunshine 100 China Holdings Ltd.	249,000	12,615
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	427,397
*	Sunwave Communications Co. Ltd., Class A	271,570	201,871
	Suzhou Anjie Technology Co. Ltd., Class A	112,900	252,514
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	522,900	2,051,090
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	696,969
*	Tahoe Group Co. Ltd., Class A	803,106	279,287
	Tangshan Jidong Cement Co. Ltd., Class A	476,244	861,336
	TangShan Port Group Co. Ltd., Class A	1,421,690	609,834
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	820,926
*	Taung Gold International Ltd.	5,980,000	23,833
	TBEA Co. Ltd., Class A	879,959	2,634,288
	TCL Electronics Holdings Ltd.	5,867,666	2,987,659
	TCL Technology Group Corp., Class A	3,045,935	2,714,617
	Tech-Bank Food Co. Ltd., Class A	647,250	633,787

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	304,000	$82,384
*	Tencent Music Entertainment Group, ADR	2,340,425	14,463,826
††	Tenwow International Holdings Ltd.	2,984,000	27,287
	Texhong Textile Group Ltd.	578,500	747,874
	Tian An China Investment Co. Ltd.	4,049,000	2,136,629
	Tian Di Science & Technology Co. Ltd., Class A	992,900	598,035
*Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	157,995
#	Tiangong International Co. Ltd.	4,350,000	2,159,146
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	11,583
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,209,511	1,172,341
	Tianjin Guangyu Development Co. Ltd., Class A	577,200	1,918,286
	Tianjin Port Development Holdings Ltd.	16,373,657	1,345,636
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	196,749	795,780
	Tianli Education International Holdings Ltd.	462,000	113,174
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,613,111
#	Tianneng Power International Ltd.	4,452,000	4,592,256
*	Tianyun International Holdings Ltd.	1,132,000	212,234
	Tibet Tianlu Co. Ltd., Class A	242,700	234,763
*	Time Watch Investments Ltd.	92,000	8,051
	Times China Holdings Ltd.	1,311,000	508,125
	Tingyi Cayman Islands Holding Corp.	5,214,000	10,802,289
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,671,331
	Tomson Group Ltd.	3,354,526	877,589
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	2,234,779
*	Tongcheng Travel Holdings Ltd.	2,164,000	4,453,005
*	Tongda Group Holdings Ltd.	35,845,000	937,963
	Tongkun Group Co. Ltd., Class A	547,222	1,800,664
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	582,961
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,493,900	1,347,200
#	Top Spring International Holdings Ltd.	146,000	19,278
	Topsec Technologies Group, Inc., Class A	250,515	604,042
	Transfar Zhilian Co. Ltd., Class A	1,128,500	1,379,645
	TravelSky Technology Ltd., Class H	1,257,000	2,355,671
#*	Trigiant Group Ltd.	4,254,000	296,581
*	Trip.com Group Ltd., ADR	1,765,245	46,973,169
	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truly International Holdings Ltd.	556,000	224,628
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	494,651
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	244,589
	Unilumin Group Co. Ltd., Class A	406,300	507,621
	Uni-President China Holdings Ltd.	3,090,000	2,920,449
	Unisplendour Corp. Ltd., Class A	787,164	2,607,743
	United Energy Group Ltd.	11,790,000	1,745,972
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	457,637	996,525
††	Untrade.CTEG	9,748,000	79,764
	Valiant Co. Ltd., Class A	12,000	40,735
	Vats Liquor Chain Store Management JSC Ltd., Class A	71,200	500,658
	Vatti Corp. Ltd., Class A	363,850	335,883
#	Vinda International Holdings Ltd.	1,089,000	2,930,625
#*	Viomi Technology Co. Ltd., ADR	106,264	217,841
*	Vipshop Holdings Ltd., ADR	1,881,064	17,512,706
#Ω	Virscend Education Co. Ltd.	530,000	31,268
	Wangneng Environment Co. Ltd., Class A	116,940	342,851
	Wangsu Science & Technology Co. Ltd., Class A	837,700	770,655
	Want Want China Holdings Ltd.	8,039,000	7,887,196
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	1,246,030
	Wasion Holdings Ltd.	3,056,000	1,246,177
	Wasu Media Holding Co. Ltd., Class A	341,086	411,713
	Weichai Power Co. Ltd., Class H	7,541,000	13,684,131

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weifu High-Technology Group Co. Ltd., Class A	168,400	$555,595
	Weiqiao Textile Co., Class H	3,037,000	937,098
	Wellhope Foods Co. Ltd., Class A	578,088	984,648
*	Wens Foodstuffs Group Co. Ltd., Class A	1,633,199	5,200,994
	West China Cement Ltd.	12,314,000	2,074,083
	Western Securities Co. Ltd., Class A	927,448	1,117,181
#	Wisdom Education International Holdings Co. Ltd.	2,030,000	139,370
	Wolong Electric Group Co. Ltd., Class A	363,300	856,357
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,235,861
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	366,500	367,832
	Wuhan Department Store Group Co. Ltd., Class A	430,300	733,428
	Wuhu Token Science Co. Ltd., Class A	802,700	1,309,084
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	847,054
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,548,837
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	933,000	589,123
	Xiamen C & D, Inc., Class A	978,400	1,447,808
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	642,106
	Xiamen International Airport Co. Ltd., Class A	45,826	120,985
	Xiamen International Port Co. Ltd., Class H	6,710,000	734,188
	Xiamen ITG Group Corp. Ltd., Class A	525,902	577,560
	Xiamen Tungsten Co. Ltd., Class A	299,740	933,010
	Xiamen Xiangyu Co. Ltd., Class A	517,700	654,134
	Xiandai Investment Co. Ltd., Class A	184,100	117,004
	Xilinmen Furniture Co. Ltd., Class A	224,100	1,268,712
	Xinfengming Group Co. Ltd., Class A	144,260	303,028
	Xingda International Holdings Ltd.	8,916,001	1,958,412
	Xingfa Aluminium Holdings Ltd.	447,000	502,327
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,311,408
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,380,857
*	Xinji Shaxi Group Co. Ltd.	258,000	19,939
	Xinjiang Communications Construction Group Co. Ltd., Class A	89,300	160,054
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,324,400	4,052,303
	Xinjiang Tianshan Cement Co. Ltd., Class A	310,600	676,360
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	191,946
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	387,600	650,328
	Xinte Energy Co. Ltd., Class H	513,600	953,439
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	1,017,672
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	793,134
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	833,732
	Xtep International Holdings Ltd.	105,998	190,370
	Xuji Electric Co. Ltd., Class A	233,200	882,662
*	Yanchang Petroleum International Ltd.	8,710,000	47,405
	Yango Group Co. Ltd., Class A	1,683,600	762,826
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	109,500	157,248
#	Yankuang Energy Group Co. Ltd., Class H	8,872,000	18,796,648
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	192,500	925,623
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,968,485
#*	Yeahka Ltd.	172,800	516,032
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,562,200	1,425,240
	Yifan Pharmaceutical Co. Ltd., Class A	430,300	1,166,769
	Yintai Gold Co. Ltd., Class A	980,174	1,284,160
	Yip's Chemical Holdings Ltd.	842,000	465,528
#*	Yiren Digital Ltd., Sponsored ADR	127,021	312,472
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	1,449,462
	Yonghui Superstores Co. Ltd., Class A	2,348,700	1,438,741
	Yotrio Group Co. Ltd., Class A	1,258,400	635,302
	Youngor Group Co. Ltd., Class A	1,239,313	1,299,983
*	Youzu Interactive Co. Ltd., Class A	318,800	608,292
	Yuexiu Property Co. Ltd.	10,859,357	11,034,142

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yum China Holdings, Inc.	447,580	$21,559,929
	Yunda Holding Co. Ltd., Class A	932,989	2,905,591
*	Yunnan Aluminium Co. Ltd., Class A	838,700	1,469,958
	Yunnan Baiyao Group Co. Ltd., Class A	263,127	3,748,514
	Yunnan Copper Co. Ltd., Class A	483,200	930,374
*	Yunnan Tin Co. Ltd., Class A	466,300	1,487,841
	Yutong Bus Co. Ltd., Class A	493,800	783,546
#	Yuzhou Group Holdings Co. Ltd.	14,295,265	1,154,635
*	Zall Smart Commerce Group Ltd.	570,000	33,574
*	Zepp Health Corp., ADR	19,962	99,411
#	Zhaojin Mining Industry Co. Ltd., Class H	2,239,000	1,796,343
	Zhefu Holding Group Co. Ltd., Class A	706,800	668,770
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	1,828,573
	Zhejiang China Commodities City Group Co. Ltd., Class A	310,300	220,046
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	5,880,847
	Zhejiang Communications Technology Co. Ltd.	294,400	257,074
	Zhejiang Dahua Technology Co. Ltd., Class A	1,080,123	3,268,516
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	264,937
#	Zhejiang Glass Co. Ltd.	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,176,141
	Zhejiang Hangmin Co. Ltd., Class A	625,181	542,878
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	937,900	1,104,078
	Zhejiang Huace Film & Television Co. Ltd., Class A	333,832	315,482
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	768,742
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	143,869
*	Zhejiang Jingu Co. Ltd., Class A	579,000	676,894
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	527,864
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,035,511
	Zhejiang Longsheng Group Co. Ltd., Class A	1,312,233	2,581,774
	Zhejiang Medicine Co. Ltd., Class A	382,817	918,306
	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	413,348
	Zhejiang NHU Co. Ltd., Class A	1,038,721	4,940,848
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	723,111
	Zhejiang Runtu Co. Ltd., Class A	378,930	541,397
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	594,496
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,340,900	1,030,970
	Zhejiang Wanliyang Co. Ltd., Class A	366,141	623,058
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	165,900	294,200
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	138,400	475,772
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	55,593
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	749,579
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,429,600	1,500,575
	Zhenro Properties Group Ltd.	2,822,000	1,340,343
*	Zhong An Group Ltd.	15,060,600	583,149
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	293,000	133,224
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,901,367
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	594,494
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	896,715
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	155,532
#	Zhuguang Holdings Group Co. Ltd.	230,000	49,689
	Zhuzhou CRRC Times Electric Co.	972,800	5,138,028
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	2,004,640
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	679,000	995,165
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,018,800	4,597,024
	ZTE Corp., Class H	2,876,200	7,772,182
	ZTO Express Cayman, Inc., ADR	209,549	6,294,852
	ZTO Express Cayman, Inc.	46,400	1,371,966
TOTAL CHINA			3,967,946,764

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
COLOMBIA — (0.1%)
	Bancolombia SA, Sponsored ADR	3,602	$128,159
	Cementos Argos SA	330,247	539,148
*	Corp. Financiera Colombiana SA	36,595	275,961
	Grupo Argos SA	1,517,596	6,204,492
	Mineros SA	128,115	121,696
TOTAL COLOMBIA			7,269,456
CZECH REPUBLIC — (0.1%)
	CEZ AS	339,052	12,579,982
	Komercni Banka AS	107,744	4,777,725
TOTAL CZECH REPUBLIC			17,357,707
GREECE — (0.3%)
*	Alpha Services & Holdings SA	5,340,099	8,081,435
	Autohellas Tourist & Trading SA	38,797	418,980
	Bank of Greece	42,245	904,319
*	Ellaktor SA	507,092	715,124
*	Eurobank Ergasias Services & Holdings SA, Class A	5,879,649	6,649,896
*	Fourlis Holdings SA	61,713	298,342
	Hellenic Petroleum Holdings SA	154,869	1,150,877
*	Intracom Holdings SA	327,815	638,030
	JUMBO SA	12,019	178,774
*	LAMDA Development SA	77,929	615,519
	Motor Oil Hellas Corinth Refineries SA	32,065	513,501
	Mytilineos SA	358,996	6,141,197
*	National Bank of Greece SA	2,200,866	8,662,261
*	Piraeus Financial Holdings SA	171,520	288,626
	Titan Cement International SA	60,997	954,325
TOTAL GREECE			36,211,206
HONG KONG — (0.1%)
	Anxin-China Holdings Ltd.	6,152,000	0
#	Atlas Corp.	65,284	944,007
*	Beijing Energy International Holding Co. Ltd.	4,182,000	139,834
††	China Huiyuan Juice Group Ltd.	4,269,983	192,003
#Ω	China New Higher Education Group Ltd.	2,511,000	868,504
*Ω	ESR Cayman Ltd.	701,200	2,377,558
††	Hua Han Health Industry Holdings Ltd.	17,852,160	128,905
	Karce International Holdings	640,000	0
#	Prinx Chengshan Holding Ltd.	214,000	183,309
	Realgold Resources Corp.	3,137,500	0
	Untrade Youyuan Holdings	4,485,251	0
	Untrade. C Fiber Optic	3,598,000	0
	Wharf Holdings Ltd.	1,442,000	4,928,123
TOTAL HONG KONG			9,762,243
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	3,240,357	28,257,446
*	OTP Bank Nyrt	82,523	4,788,573
TOTAL HUNGARY			33,046,019
INDIA — (13.9%)
*	Aarti Drugs Ltd.	32,252	216,650
	ACC Ltd.	399,408	12,290,015
	Adani Enterprises Ltd.	404,319	9,359,771
*	Adani Green Energy Ltd.	318,785	8,063,375

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Adani Ports & Special Economic Zone Ltd.	66,956	$649,149
*	Adani Power Ltd.	714,498	1,038,911
	Adani Total Gas Ltd.	139,991	3,470,194
*	Adani Transmission Ltd.	561,111	15,050,564
*	Aditya Birla Capital Ltd.	2,879,031	4,609,313
	Alembic Ltd.	483,755	647,315
	Alembic Pharmaceuticals Ltd.	63,102	645,465
	Allcargo Logistics Ltd.	394,520	1,747,761
	Allied Digital Services Ltd.	9,143	17,592
	Amara Raja Batteries Ltd.	4,029	33,546
	Ambuja Cements Ltd.	3,563,611	17,536,323
*††	Amtek Auto Ltd.	941,223	6,503
	Andhra Sugars Ltd.	24,815	50,824
	Apar Industries Ltd.	10,030	92,985
	Apollo Tyres Ltd.	1,942,429	5,674,113
*	Arvind Fashions Ltd.	354,092	1,475,710
*	Arvind Ltd.	998,876	1,957,854
*Ω	Aster DM Healthcare Ltd.	43,063	107,438
	Aurobindo Pharma Ltd.	1,813,846	15,482,983
*	Axis Bank Ltd.	7,049,415	73,629,941
	Bajaj Auto Ltd.	3,817	182,337
*	Bajaj Hindusthan Sugar Ltd.	69,831	15,899
	Bajaj Holdings & Investment Ltd.	263,591	18,302,717
	Balmer Lawrie & Co. Ltd.	463,713	794,228
	Balrampur Chini Mills Ltd.	819,559	4,684,997
	Banco Products India Ltd.	41,357	101,407
Ω	Bandhan Bank Ltd.	387,960	1,653,428
*	Bank of Baroda	4,146,066	6,038,962
*	Bank of Maharashtra	867,979	246,427
	BEML Ltd.	85,018	2,074,192
	Bharat Bijlee Ltd.	1,383	37,308
	Bharat Dynamics Ltd.	27,695	186,765
	Bharat Electronics Ltd.	4,584,348	12,990,144
*	Bharat Heavy Electricals Ltd.	5,700,069	4,442,898
*	Bharti Airtel Ltd.	27,296	139,731
	Birla Corp. Ltd.	158,657	2,918,971
	Birlasoft Ltd.	614,979	3,986,616
	Bliss Gvs Pharma Ltd.	8,394	10,739
	Bodal Chemicals Ltd.	168,711	247,446
	Bombay Burmah Trading Co.	13,275	194,042
	Brigade Enterprises Ltd.	341,617	2,336,370
	BSE Ltd.	119,329	3,148,079
*	Camlin Fine Sciences Ltd.	24,866	50,648
	Can Fin Homes Ltd.	20,381	169,920
*	Canara Bank	1,449,186	4,950,530
*	Capacit'e Infraprojects Ltd.	41,710	84,897
	Ceat Ltd.	158,596	2,337,464
	Century Enka Ltd.	16,959	122,644
	Century Textiles & Industries Ltd.	46,367	541,904
*	CG Power & Industrial Solutions Ltd.	2,276,310	5,396,536
	Chambal Fertilisers & Chemicals Ltd.	891,271	5,212,716
††	Chennai Super Kings Cricket Ltd.	5,080,767	28,726
	Cholamandalam Financial Holdings Ltd.	420,899	3,949,401
	Cipla Ltd.	896,605	11,382,248
	City Union Bank Ltd.	1,110,844	2,156,390
	Clariant Chemicals India Ltd.	2,502	16,364
Ω	Cochin Shipyard Ltd.	43,653	201,657
	Container Corp. of India Ltd.	357,502	3,113,268
	Cosmo Films Ltd.	1,624	37,400

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CreditAccess Grameen Ltd.	1,534	$12,932
*	CSB Bank Ltd.	49,422	167,357
	Cyient Ltd.	124,698	1,584,481
	Dalmia Bharat Ltd.	306,390	7,318,137
	Dalmia Bharat Sugar & Industries Ltd.	16,585	99,762
	DB Corp. Ltd.	113,948	135,927
*	DCB Bank Ltd.	1,124,880	1,299,020
	DCM Shriram Ltd.	265,730	4,053,464
*	DCW Ltd.	121,539	72,638
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	278,985	2,148,990
	Delta Corp. Ltd.	51,743	193,782
*	DEN Networks Ltd.	208,797	118,102
	Dhampur Sugar Mills Ltd.	189,843	971,804
*	Dhani Services Ltd.	23,401	41,647
Ω	Dilip Buildcon Ltd.	120,588	593,903
*	Dish TV India Ltd.	2,283,803	503,087
*	Dishman Carbogen Amcis Ltd.	329,786	873,939
	DLF Ltd.	2,100,800	11,153,436
	Dr Reddy's Laboratories Ltd., ADR	71,016	4,083,420
*	DRC Systems India Ltd.	4,728	24,807
	Dwarikesh Sugar Industries Ltd.	114,011	145,906
	eClerx Services Ltd.	13,057	414,680
	Edelweiss Financial Services Ltd.	1,371,920	1,293,815
	EID Parry India Ltd.	539,849	3,539,900
*	EIH Ltd.	422,487	801,410
	Electrosteel Castings Ltd.	73,378	39,548
	Engineers India Ltd.	204,264	191,375
	EPL Ltd.	45,190	114,674
*Ω	Equitas Small Finance Bank Ltd.	16,070	11,976
	Escorts Ltd.	190,424	4,739,140
	Everest Industries Ltd.	3,833	31,253
	Everest Kanto Cylinder Ltd.	6,104	19,858
	Excel Industries Ltd.	2,342	27,969
	Exide Industries Ltd.	317,239	741,390
*	FDC Ltd.	96,084	375,992
	Federal Bank Ltd.	9,962,593	13,552,670
	FIEM Industries Ltd.	16,090	247,603
	Filatex India Ltd.	203,381	316,374
	Finolex Cables Ltd.	495,237	3,320,603
	Finolex Industries Ltd.	741,795	1,681,029
	Firstsource Solutions Ltd.	1,699,392	3,670,288
	Force Motors Ltd.	7,342	119,412
*	Fortis Healthcare Ltd.	1,045,221	3,805,064
	Gabriel India Ltd.	185,587	333,267
	GAIL India Ltd.	9,854,045	19,175,170
	Garden Reach Shipbuilders & Engineers Ltd.	14,771	48,199
	Gateway Rail Freight Ltd.	1,300,508	1,221,473
*	Gayatri Projects Ltd.	116,030	42,082
	GE Power India Ltd.	5,921	19,030
*	GE T&D India Ltd.	13,808	22,709
*Ω	General Insurance Corp. of India	111,280	213,562
	Genus Power Infrastructures Ltd.	37,984	35,169
*	GFL Ltd.	199,658	183,980
	GHCL Ltd.	266,067	1,561,210
	GIC Housing Finance Ltd.	6,548	14,019
	Glenmark Pharmaceuticals Ltd.	998,445	6,523,093
	Godawari Power & Ispat Ltd.	14,416	58,484
	Godfrey Phillips India Ltd.	85,228	1,279,033
	Goodyear India Ltd.	5,043	64,561

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Granules India Ltd.	854,831	$3,495,077
	Graphite India Ltd.	20,799	136,322
	Grasim Industries Ltd.	1,261,184	29,355,923
	Great Eastern Shipping Co. Ltd.	503,782	2,140,718
	Gujarat Alkalies & Chemicals Ltd.	176,303	1,636,987
	Gujarat Ambuja Exports Ltd.	280,132	814,122
*	Gujarat Fluorochemicals Ltd.	249,795	9,394,517
	Gujarat Mineral Development Corp. Ltd.	549,802	844,722
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	357,760	2,262,298
	Gujarat Pipavav Port Ltd.	490,188	646,177
	Gujarat State Fertilizers & Chemicals Ltd.	828,894	1,442,671
	Gujarat State Petronet Ltd.	1,304,285	5,289,461
*	Hathway Cable & Datacom Ltd.	1,105,341	326,527
	HBL Power Systems Ltd.	40,214	38,009
	HEG Ltd.	12,117	248,462
	HeidelbergCement India Ltd.	345,204	1,046,114
	Heritage Foods Ltd.	6,075	31,191
	Hero MotoCorp Ltd.	66,907	2,448,978
	HFCL Ltd.	1,946,997	2,087,855
	HG Infra Engineering Ltd.	1,582	12,095
	Hikal Ltd.	264,188	1,504,874
	HIL Ltd.	18,294	1,053,112
	Himadri Speciality Chemical Ltd.	343,409	261,816
	Himatsingka Seide Ltd.	200,418	625,439
	Hindalco Industries Ltd.	9,628,329	63,900,318
	Hinduja Global Solutions Ltd.	59,093	2,036,981
	Hindustan Aeronautics Ltd.	150,156	2,924,072
	Housing Development Finance Corp. Ltd.	553,831	18,874,634
	HSIL Ltd.	4,476	18,559
	I G Petrochemicals Ltd.	5,386	54,152
	ICICI Bank Ltd., Sponsored ADR	4,024,863	87,460,270
	ICICI Bank Ltd.	1,170,342	12,576,341
*	IDFC First Bank Ltd.	9,141,208	5,797,312
*	IDFC Ltd.	4,102,603	3,591,093
*	IFCI Ltd.	4,828,563	985,569
	IIFL Finance Ltd.	1,034,558	4,424,086
	IIFL Securities Ltd.	2,031,344	2,701,728
	IIFL Wealth Management Ltd.	220,449	4,753,786
	India Cements Ltd.	987,977	2,970,407
	India Glycols Ltd.	91,269	1,095,651
	Indiabulls Housing Finance Ltd.	1,767,950	5,063,609
*	Indiabulls Real Estate Ltd.	1,074,380	2,097,036
	Indian Bank	504,291	1,066,987
	Indian Hume Pipe Co. Ltd.	2,945	8,592
*	Indian Overseas Bank	924,979	269,278
	Indo Count Industries Ltd.	248,595	817,605
	IndusInd Bank Ltd.	693,236	8,181,742
	INEOS Styrolution India Ltd.	19,028	327,321
	Infibeam Avenues Ltd.	2,489,958	1,482,001
	Info Edge India Ltd.	335	22,215
*	Inox Wind Energy Ltd.	19,966	199,745
*	Intellect Design Arena Ltd.	184,131	1,912,398
	IOL Chemicals & Pharmaceuticals Ltd.	24,928	147,929
Ω	IRCON International Ltd.	248,072	152,143
	ITD Cementation India Ltd.	217,088	219,801
	J Kumar Infraprojects Ltd.	167,631	379,559
*	Jagran Prakashan Ltd.	505,125	465,849
	Jai Corp. Ltd.	312,837	554,199
*	Jaiprakash Associates Ltd.	409,710	56,998

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jammu & Kashmir Bank Ltd.	1,306,132	$730,783
	JB Chemicals & Pharmaceuticals Ltd.	225,856	5,287,884
	JBM Auto Ltd.	2,437	50,186
	Jindal Poly Films Ltd.	107,814	1,525,547
	Jindal Saw Ltd.	854,627	1,163,668
*	Jindal Stainless Hisar Ltd.	91,652	499,815
*	Jindal Stainless Ltd.	374,623	1,029,315
*	Jindal Steel & Power Ltd.	2,901,948	15,209,249
	JK Cement Ltd.	49,850	2,212,721
	JK Lakshmi Cement Ltd.	228,271	1,729,704
	JK Paper Ltd.	522,303	1,543,391
	JK Tyre & Industries Ltd.	652,232	1,187,133
	JM Financial Ltd.	2,157,432	2,147,346
	JSW Energy Ltd.	2,252,152	9,237,665
	JSW Steel Ltd.	4,827,498	41,222,567
	Jubilant Ingrevia Ltd.	737,420	5,746,691
	Jubilant Pharmova Ltd.	623,242	4,355,083
	Jyothy Labs Ltd.	26,964	51,172
	Kalpataru Power Transmission Ltd.	409,368	2,200,044
	Kalyani Steels Ltd.	78,911	334,469
	Karnataka Bank Ltd.	1,052,900	910,689
	Karur Vysya Bank Ltd.	2,259,617	1,537,525
	Kaveri Seed Co. Ltd.	83,828	622,348
	KCP Ltd.	36,017	65,620
	KEC International Ltd.	41,521	280,261
*	Kiri Industries Ltd.	98,928	661,845
	Kirloskar Ferrous Industries Ltd.	11,598	33,306
	Kirloskar Oil Engines Ltd.	298,653	689,292
	KNR Constructions Ltd.	407,280	1,746,721
*	Kolte-Patil Developers Ltd.	109,140	468,483
	KPIT Technologies Ltd.	849,236	7,453,631
	KPR Mill Ltd.	204,410	1,845,943
	KRBL Ltd.	128,882	403,898
*	L&T Finance Holdings Ltd.	4,515,110	4,557,913
	Larsen & Toubro Ltd.	2,166,804	55,922,175
	LG Balakrishnan & Bros Ltd.	31,599	291,039
	LIC Housing Finance Ltd.	2,167,790	11,285,356
	Linde India Ltd.	20,269	743,764
	LT Foods Ltd.	845,319	809,926
	Lumax Auto Technologies Ltd.	16,131	42,006
	Lupin Ltd.	1,204,587	14,743,167
	Maharashtra Scooters Ltd.	8,085	396,816
	Maharashtra Seamless Ltd.	147,161	1,066,246
	Mahindra & Mahindra Financial Services Ltd.	3,773,532	8,265,054
	Mahindra & Mahindra Ltd.	3,949,734	47,146,150
*	Mahindra CIE Automotive Ltd.	324,316	934,138
*	Mahindra Lifespace Developers Ltd.	360,473	1,212,417
	Maithan Alloys Ltd.	11,237	148,159
	Manappuram Finance Ltd.	1,411,413	3,005,646
	Mangalam Cement Ltd.	6,708	36,018
	Marksans Pharma Ltd.	1,268,511	961,734
	Mastek Ltd.	61,969	2,273,170
*	Max Healthcare Institute Ltd.	461,394	2,287,101
*	Max India Ltd.	42,980	44,633
*	Max Ventures & Industries Ltd.	7,860	12,291
	Mazagon Dock Shipbuilders Ltd.	12,442	45,603
*	Meghmani Finechem Ltd.	76,933	905,107
	Meghmani Organics Ltd.	818,438	1,206,838
	Minda Corp. Ltd.	67,325	180,944

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Mirza International Ltd.	64,019	$126,722
	MOIL Ltd.	324,034	750,044
	Monte Carlo Fashions Ltd.	15,606	129,286
	Motilal Oswal Financial Services Ltd.	1,289	15,337
	Mphasis Ltd.	256,013	10,735,564
	MRF Ltd.	7,617	7,377,979
	Nahar Spinning Mills Ltd.	1,415	11,571
	National Aluminium Co. Ltd.	2,986,448	4,416,989
	Nava Bharat Ventures Ltd.	479,073	857,786
	Navneet Education Ltd.	12,483	16,388
	NCC Ltd.	1,747,409	1,769,220
	NCL Industries Ltd.	12,157	34,011
	NESCO Ltd.	3,096	24,086
	Neuland Laboratories Ltd.	1,140	22,570
	NIIT Ltd.	450,911	2,619,858
	Nilkamal Ltd.	35,216	1,143,432
	NMDC Ltd.	1,761,180	3,327,740
	NOCIL Ltd.	320,354	1,003,637
	NRB Bearings Ltd.	42,626	94,381
	Nucleus Software Exports Ltd.	18,990	151,312
*	Oberoi Realty Ltd.	457,696	5,637,971
*	Omaxe Ltd.	268,860	328,268
	OnMobile Global Ltd.	70,188	139,617
	Orient Cement Ltd.	564,581	1,283,694
	Panama Petrochem Ltd.	12,576	50,367
Ω	Parag Milk Foods Ltd.	195,932	290,852
*	Patel Engineering Ltd.	57,839	23,501
*	PC Jeweller Ltd.	50,599	18,009
	PCBL Ltd.	518,512	1,665,031
	Persistent Systems Ltd.	296,507	17,657,055
	Petronet LNG Ltd.	3,937,868	11,339,045
	Piramal Enterprises Ltd.	380,449	12,261,627
*Ω	PNB Housing Finance Ltd.	186,149	1,092,842
	PNC Infratech Ltd.	331,105	1,324,074
	Polyplex Corp. Ltd.	101,191	2,515,056
	Power Finance Corp. Ltd.	4,872,837	7,986,960
*	Power Mech Projects Ltd.	2,920	37,599
*	Prakash Industries Ltd.	187,902	153,954
	Prestige Estates Projects Ltd.	647,281	4,266,587
*	Pricol Ltd.	160,657	272,464
	Procter & Gamble Health Ltd.	7,706	522,690
*	PTC India Financial Services Ltd.	1,484,251	380,522
	PTC India Ltd.	1,090,055	1,400,387
*	Punjab National Bank	5,997,812	3,361,181
Ω	Quess Corp. Ltd.	29,855	289,429
	Rain Industries Ltd.	789,115	2,291,749
	Rajesh Exports Ltd.	393,377	4,438,183
	Rallis India Ltd.	310,215	1,083,785
	Ramco Industries Ltd.	118,646	392,268
	Ramkrishna Forgings Ltd.	1,207	15,632
*	Rane Holdings Ltd.	1,527	12,440
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,069,862
*	Raymond Ltd.	233,419	2,386,250
*Ω	RBL Bank Ltd.	290,086	586,152
	REC Ltd.	5,865,051	10,965,713
	Redington India Ltd.	3,882,170	8,504,494
	Reliance Industries Ltd.	11,929,040	384,028,410
*	Reliance Power Ltd.	5,912,232	1,195,976
	Repco Home Finance Ltd.	157,611	560,346

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	RITES Ltd.	24,565	$90,853
*	RPSG Ventures Ltd.	4,346	40,327
*	RSWM Ltd.	13,925	90,288
	Sagar Cements Ltd.	5,919	19,059
	Sangam India Ltd.	4,366	21,824
*	Sanghi Industries Ltd.	14,900	11,818
*	Sanghvi Movers Ltd.	8,811	27,202
	Sarda Energy & Minerals Ltd.	6,638	73,859
	Sasken Technologies Ltd.	3,748	51,696
	Savita Oil Technologies Ltd.	2,123	33,918
	Seshasayee Paper & Boards Ltd.	59,795	120,055
Ω	SH Kelkar & Co. Ltd.	37,911	82,039
*	Shankara Building Products Ltd.	2,872	19,689
	Sharda Cropchem Ltd.	34,751	271,222
	Shipping Corp. of India Ltd.	822,610	1,362,074
	Shriram City Union Finance Ltd.	30,112	720,116
	Shriram Transport Finance Co. Ltd.	735,109	12,245,470
	Siyaram Silk Mills Ltd.	14,826	97,673
	Sobha Ltd.	289,326	3,361,110
	Somany Ceramics Ltd.	9,912	117,750
	Somany Home Innovation Ltd.	13,298	68,025
*	South Indian Bank Ltd.	4,961,219	602,888
*	Spandana Sphoorty Financial Ltd.	2,296	10,489
	Srikalahasthi Pipes Ltd.	69,809	219,397
*	Star Cement Ltd.	24,193	31,095
	State Bank of India	6,087,495	44,303,952
	State Bank of India, GDR	1,463	105,336
	Steel Authority of India Ltd.	7,110,973	9,497,857
	Strides Pharma Science Ltd.	336,703	1,792,723
	Sun Pharmaceutical Industries Ltd.	2,709,187	30,418,267
	Sun TV Network Ltd.	263,656	1,769,825
	Sundaram-Clayton Ltd.	2,169	110,273
	Sunteck Realty Ltd.	290,750	1,996,610
	Surya Roshni Ltd.	67,545	432,035
	Sutlej Textiles & Industries Ltd.	38,460	50,296
*	TARC Ltd.	263,704	171,931
	Tata Chemicals Ltd.	761,327	9,612,898
	Tata Coffee Ltd.	57,908	169,692
	Tata Consumer Products Ltd.	1,746,216	17,090,486
	Tata Metaliks Ltd.	1,879	21,130
*	Tata Motors Ltd.	9,155,254	63,131,592
	Tata Steel Ltd.	2,485,153	36,626,287
	TD Power Systems Ltd.	3,021	17,461
	Tech Mahindra Ltd.	512,811	10,263,923
	Techno Electric & Engineering Co. Ltd.	63,482	212,654
*	Teledata Marine Solutions Ltd.	267,258	0
	Tide Water Oil Co. India Ltd.	11,950	227,959
	Time Technoplast Ltd.	635,571	724,489
	Tinplate Co. of India Ltd.	177,942	887,064
*	Titagarh Wagons Ltd.	59,109	89,601
	Transport Corp. of India Ltd.	130,573	1,232,068
	Trident Ltd.	7,431,190	6,170,921
	Triveni Engineering & Industries Ltd.	531,058	1,907,283
	Tube Investments of India Ltd.	298,655	6,812,022
	TV Today Network Ltd.	52,639	279,743
*	TV18 Broadcast Ltd.	3,670,966	2,919,166
	TVS Srichakra Ltd.	4,872	131,846
*	UCO Bank	1,074,083	198,297
	Uflex Ltd.	202,423	1,386,136

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Unichem Laboratories Ltd.	200,132	$722,485
*	Union Bank of India Ltd.	1,738,404	1,114,079
	UPL Ltd.	678,273	7,139,254
*	Usha Martin Ltd.	405,776	470,216
*	VA Tech Wabag Ltd.	154,315	655,616
	Vardhman Textiles Ltd.	155,628	5,059,103
*Ω	Varroc Engineering Ltd.	30,785	166,256
	Vedanta Ltd.	324,172	1,414,508
	Venky's India Ltd.	728	25,192
	Vindhya Telelinks Ltd.	23,536	386,582
	Visaka Industries Ltd.	1,209	10,152
*	Vodafone Idea Ltd.	10,109,989	1,468,458
	Welspun Corp. Ltd.	646,685	1,616,282
	Welspun Enterprises Ltd.	463,798	624,743
	Welspun India Ltd.	1,892,101	3,620,772
	West Coast Paper Mills Ltd.	187,819	610,378
	Wipro Ltd.	4,736,212	36,593,227
*	Wockhardt Ltd.	235,925	1,247,793
*	Yes Bank Ltd.	19,922,354	3,571,005
	Zee Entertainment Enterprises Ltd.	2,415,461	9,444,294
*	Zee Media Corp. Ltd.	365,314	73,668
	Zensar Technologies Ltd.	423,215	2,385,095
	Zydus Wellness Ltd.	3,389	79,777
TOTAL INDIA			1,836,737,804
INDONESIA — (1.6%)
*	ABM Investama Tbk PT	492,900	48,407
	Adaro Energy Tbk PT	96,217,300	15,065,877
*	Adhi Karya Persero Tbk PT	4,040,200	234,163
	AKR Corporindo Tbk PT	2,819,000	143,686
*	Alam Sutera Realty Tbk PT	45,727,700	468,718
	Aneka Tambang Tbk	11,588,900	1,445,809
	Astra Agro Lestari Tbk PT	3,476,666	2,398,841
	Astra International Tbk PT	50,510,500	19,331,729
	Astra Otoparts Tbk PT	291,800	20,914
*††	Bakrie Telecom Tbk PT	160,430,200	104,577
*	Bank Capital Indonesia Tbk PT	13,178,100	196,924
	Bank Mandiri Persero Tbk PT	47,479,362	24,879,580
	Bank Negara Indonesia Persero Tbk PT	26,872,841	13,792,353
*	Bank Pan Indonesia Tbk PT	56,064,101	2,909,849
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,459,300	1,695,454
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,122,671
*	Bank Tabungan Negara Persero Tbk PT	27,316,427	3,230,323
	Barito Pacific Tbk PT	502,900	31,247
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	238,120
	BISI International Tbk PT	9,817,300	666,818
*	Buana Lintas Lautan Tbk PT	32,695,100	332,068
	Bukit Asam Tbk PT	22,735,900	4,527,540
*	Bumi Serpong Damai Tbk PT	19,355,400	1,228,247
	Ciputra Development Tbk PT	68,295,778	4,173,614
*	City Retail Developments Tbk PT	1,000,000	10,450
*	Delta Dunia Makmur Tbk PT	36,091,000	634,145
	Dharma Satya Nusantara Tbk PT	2,172,900	90,768
*	Eagle High Plantations Tbk PT	50,643,100	256,426
	Elnusa Tbk PT	22,899,500	441,354
	Erajaya Swasembada Tbk PT	58,126,700	2,238,523
*	FKS Food Sejahtera Tbk PT	18,165,022	221,041
	Gajah Tunggal Tbk PT	8,135,800	351,206
*††	Garuda Indonesia Persero Tbk PT	7,731,781	44,755

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Gudang Garam Tbk PT	329,800	$703,859
*	Hanson International Tbk PT	37,319,300	0
	Hexindo Adiperkasa Tbk PT	646,644	214,390
	Indah Kiat Pulp & Paper Tbk PT	16,374,800	8,708,209
*	Indika Energy Tbk PT	11,304,900	1,647,439
	Indo Tambangraya Megah Tbk PT	2,829,000	4,263,548
	Indocement Tunggal Prakarsa Tbk PT	380,200	291,261
	Indofood Sukses Makmur Tbk PT	29,748,500	13,119,026
	Indomobil Sukses Internasional Tbk PT	218,700	11,233
	Integra Indocabinet Tbk PT	3,231,600	175,606
*	Intiland Development Tbk PT	38,709,800	396,236
	Japfa Comfeed Indonesia Tbk PT	29,403,550	3,420,564
	Jaya Real Property Tbk PT	66,551,400	2,295,294
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,691,062
*	KMI Wire & Cable Tbk PT	10,201,300	194,617
*	Krakatau Steel Persero Tbk PT	2,324,900	57,804
	Link Net Tbk PT	846,800	260,326
	Lippo Cikarang Tbk PT	3,976,210	352,391
*	Lippo Karawaci Tbk PT	228,305,962	2,099,300
*	Malindo Feedmill Tbk PT	6,123,100	279,716
*	Map Aktif Adiperkasa PT	75,300	12,482
*	Medco Energi Internasional Tbk PT	57,136,132	2,223,496
	Media Nusantara Citra Tbk PT	32,613,000	1,935,618
	Metrodata Electronics Tbk PT	27,862,750	1,308,985
*	Mitra Adiperkasa Tbk PT	4,858,100	264,617
	Mitra Pinasthika Mustika Tbk PT	3,767,800	261,007
*	MNC Vision Networks Tbk PT	2,925,400	27,429
*	Multipolar Tbk PT	15,584,700	229,035
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,871,900	1,899,744
*	Pakuwon Jati Tbk PT	1,999,500	60,102
*	Pan Brothers Tbk PT	24,455,850	237,218
*	Panin Financial Tbk PT	75,393,300	906,488
*	Paninvest Tbk PT	10,415,300	507,652
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,391,484	1,969,032
*	PP Persero Tbk PT	11,059,600	722,614
	Puradelta Lestari Tbk PT	2,516,000	32,737
*	Ramayana Lestari Sentosa Tbk PT	12,504,000	562,355
	Salim Ivomas Pratama Tbk PT	22,834,800	725,342
*	Sampoerna Agro Tbk PT	8,192,041	1,141,995
	Samudera Indonesia Tbk PT	383,500	24,822
	Sawit Sumbermas Sarana Tbk PT	1,382,600	96,896
	Semen Indonesia Persero Tbk PT	14,874,700	7,005,562
	Siloam International Hospitals Tbk PT	1,692,800	974,307
	Sinar Mas Agro Resources & Technology Tbk PT	6,333,900	2,002,156
*††	Sri Rejeki Isman Tbk PT	63,289,500	240,933
*	Surya Esa Perkasa Tbk PT	4,040,800	167,685
*	Surya Semesta Internusa Tbk PT	31,276,700	881,275
	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	95,721
*	Timah Tbk PT	3,918,100	378,992
*††	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,457
*††	Trada Alam Minera Tbk PT	188,544,700	122,904
	Trias Sentosa Tbk PT	336,500	12,910
	Tunas Baru Lampung Tbk PT	17,990,700	979,088
	Tunas Ridean Tbk PT	32,428,200	2,864,379
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,371,100	152,626
	Unggul Indah Cahaya Tbk PT	288,335	251,609
	United Tractors Tbk PT	11,321,600	18,305,213
	Vale Indonesia Tbk PT	10,962,400	3,626,330

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Waskita Beton Precast Tbk PT	22,419,100	$148,089
*	Waskita Karya Persero Tbk PT	42,596,682	1,740,954
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	79,497
	Wijaya Karya Beton Tbk PT	18,377,300	286,951
*	Wijaya Karya Persero Tbk PT	20,772,300	1,506,946
	XL Axiata Tbk PT	22,558,600	5,237,453
TOTAL INDONESIA			204,979,781
MALAYSIA — (1.7%)
#	Aeon Co. M Bhd	2,221,100	746,442
#	AFFIN Bank Bhd	7,976,554	3,403,916
	Alliance Bank Malaysia Bhd	6,545,200	5,181,878
	Allianz Malaysia Bhd	93,300	281,778
*	AMMB Holdings Bhd	9,687,762	7,566,053
	Batu Kawan Bhd	1,623,450	9,017,574
*	Berjaya Assets Bhd	604,700	41,367
*	Berjaya Corp. Bhd	14,730,029	850,442
#*	Berjaya Land Bhd	5,491,800	289,060
	BIMB Holdings Bhd	1,290,807	972,047
*	Boustead Holdings Bhd	2,832,091	366,184
#	Boustead Plantations Bhd	3,285,600	566,551
#*	Bumi Armada Bhd	16,365,600	2,173,639
#	Cahya Mata Sarawak Bhd	2,178,700	643,371
	CB Industrial Product Holding Bhd	1,285,500	405,679
#	CIMB Group Holdings Bhd	25,597,406	31,886,442
	Comfort Glove Bhd	172,000	38,167
	CSC Steel Holdings Bhd	821,256	255,523
#*	Cypark Resources Bhd	1,007,050	203,937
#	Dayang Enterprise Holdings Bhd	340,600	74,807
#	DRB-Hicom Bhd	6,519,100	2,281,268
#	Eco World Development Group Bhd	4,869,900	1,078,738
#*	Ekovest BHD	8,316,700	826,621
	FAR East Holdings Bhd	57,360	41,521
	Gadang Holdings Bhd	2,586,100	235,828
*	Gamuda Bhd	8,975,833	5,949,396
	Genting Bhd	7,240,200	7,583,279
	Genting Malaysia Bhd	8,175,900	5,353,084
	Genting Plantations Bhd	82,800	127,685
	George Kent Malaysia Bhd	1,855,600	276,975
	HAP Seng Consolidated Bhd	1,168,182	2,121,957
#	Hengyuan Refining Co. Bhd	791,000	771,920
	HeveaBoard Bhd	2,153,300	237,432
#	Hiap Teck Venture Bhd	8,346,100	984,172
	Hibiscus Petroleum Bhd	3,128,500	762,158
	Hong Leong Financial Group Bhd	1,826,434	7,970,843
	Hong Leong Industries Bhd	129,100	286,917
#	IGB Bhd	2,014,864	955,459
	IJM Corp. Bhd	17,617,118	5,996,062
#	Insas Bhd	2,517,100	538,668
#	IOI Properties Group Bhd	7,235,425	1,765,426
#*	Iskandar Waterfront City Bhd	1,951,300	156,858
#*	JAKS Resources Bhd	6,809,780	637,549
#*	Jaya Tiasa Holdings Bhd	2,754,833	442,812
*	Keck Seng Malaysia Bhd	751,400	662,726
#*	KNM Group Bhd	13,856,690	447,278
#*	KSL Holdings Bhd	1,718,751	275,642
#	Kumpulan Fima BHD	575,200	288,642
	Land & General Bhd	11,345,220	288,421
#	LBS Bina Group Bhd	3,959,834	445,078

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#Ω	Lotte Chemical Titan Holding Bhd	1,126,293	$601,499
#	Magnum Bhd	5,704,845	2,570,409
#	Mah Sing Group Bhd	7,983,162	1,289,374
	Malayan Banking Bhd	15,436,657	30,520,729
	Malayan Flour Mills Bhd	3,750,075	552,441
#*	Malaysia Airports Holdings Bhd	476,154	650,125
#	Malaysia Building Society Bhd	13,246,043	1,810,867
#	Malaysian Resources Corp. Bhd	12,219,447	996,579
	Matrix Concepts Holdings Bhd	794,700	425,161
	MBM Resources BHD	812,703	597,461
	Mega First Corp. Bhd	341,200	287,872
	MISC Bhd	6,174,504	10,305,698
	MKH Bhd	1,847,578	548,819
	MNRB Holdings Bhd	1,983,779	534,533
*	MPHB Capital Bhd	178,400	53,125
#	Muda Holdings Bhd	529,900	351,830
*	Muhibbah Engineering M Bhd	1,684,000	223,861
*	Mulpha International Bhd	852,260	491,619
*	OCK Group Bhd	204,300	20,539
	Oriental Holdings BHD	2,554,379	3,292,558
	OSK Holdings Bhd	6,761,306	1,387,999
	Pantech Group Holdings Bhd	2,474,294	367,495
	Paramount Corp. Bhd	1,807,455	303,037
#	Petron Malaysia Refining & Marketing Bhd	247,800	256,478
#*	Pos Malaysia Bhd	1,777,400	270,529
	PPB Group Bhd	2,192,739	8,327,291
	RHB Bank Bhd	10,833,946	14,419,989
#*	Rubberex Corp. M Bhd	913,300	105,773
#*	Sapura Energy Bhd	39,709,700	423,463
#	Sarawak Oil Palms Bhd	694,467	624,107
	Sime Darby Bhd	16,995,500	8,734,319
#	Sime Darby Property Bhd	7,330,900	1,016,204
*	SP Setia Bhd Group	8,425,373	2,482,801
*††	Sumatec Resources Bhd	2,855,100	614
	Sunway Bhd	8,901,586	3,638,281
	Suria Capital Holdings Bhd	793,880	221,446
	Ta Ann Holdings Bhd	927,626	793,517
	Tan Chong Motor Holdings Bhd	658,600	176,912
*	Tropicana Corp. Bhd	5,049,461	1,270,080
#	TSH Resources Bhd	155,000	41,536
*	Tune Protect Group Bhd	2,001,800	201,852
*	UEM Edgenta Bhd	1,204,400	452,263
#*	UEM Sunrise Bhd	8,933,745	666,028
	United Malacca Bhd	902,000	1,118,200
#	UOA Development Bhd	7,576,600	2,963,547
#*	Velesto Energy Bhd	15,308,828	517,040
*	Wah Seong Corp. Bhd	676,080	114,071
#*	WCT Holdings Bhd	4,268,224	521,839
	Yinson Holdings Bhd	141,000	185,650
*	YNH Property Bhd	3,337,050	2,090,574
	YTL Corp. Bhd	26,430,421	3,507,690
TOTAL MALAYSIA			228,080,996
MEXICO — (2.1%)
*	ALEATICA SAB de CV	21,226	19,937
#	Alfa SAB de CV, Class A	24,152,100	17,504,067
	Alpek SAB de CV	2,006,801	2,404,892
	Arca Continental SAB de CV	1,273,381	7,515,096
Ω	Banco del Bajio SA	1,504,632	3,242,968

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Cemex SAB de CV	69,050	$42,311
*	Cemex SAB de CV, Sponsored ADR	3,249,914	19,889,470
	Coca-Cola Femsa SAB de CV, Sponsored ADR	61,925	3,270,878
#	Coca-Cola Femsa SAB de CV	1,044,400	5,508,061
	Consorcio ARA SAB de CV	3,207,049	632,766
	Corp Actinver SAB de CV	89,268	53,380
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	1,121,079	452,171
#*	Credito Real SAB de CV Sofom ER	1,173,675	313,503
	Cydsa SAB de CV	5,874	3,921
	Dine SAB de CV	1,022,314	980,535
	El Puerto de Liverpool SAB de CV, Class C1	519,761	2,389,671
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	81,787	6,152,018
	GCC SAB de CV	855,744	5,988,300
#	Genomma Lab Internacional SAB de CV, Class B	914,865	909,188
*	Gentera SAB de CV	1,885,081	1,351,578
#	Grupo Carso SAB de CV	2,999,723	8,390,732
	Grupo Comercial Chedraui SA de CV	1,947,458	3,948,162
	Grupo Elektra SAB de CV	81,203	5,314,332
	Grupo Financiero Banorte SAB de CV, Class O	6,392,324	40,433,900
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,549,575	9,496,693
*	Grupo Gigante SAB de CV	471,076	640,570
#	Grupo Herdez SAB de CV	55,171	90,347
	Grupo Industrial Saltillo SAB de CV	1,352,696	1,826,940
#	Grupo KUO SAB de CV, Class B	1,907,144	4,116,058
	Grupo Mexico SAB de CV, Class B	9,196,430	39,548,929
*	Grupo Pochteca SAB de CV	67,810	22,682
*	Grupo Posadas SAB de CV	257,081	367,650
	Grupo Rotoplas SAB de CV	165,064	212,532
*	Grupo Sanborns SAB de CV	1,360,018	1,516,406
#*	Grupo Simec SAB de CV, Class B	690,073	6,055,033
	Grupo Televisa SAB, Sponsored ADR	713,059	7,294,594
#	Grupo Televisa SAB	2,296,479	4,706,958
*	Hoteles City Express SAB de CV	259,134	58,666
	Industrias Bachoco SAB de CV, Class B	1,230,623	4,239,290
*	Industrias CH SAB de CV, Class B	1,878,046	17,835,428
#	Industrias Penoles SAB de CV	513,804	5,518,386
#	La Comer SAB de CV	3,706,141	6,099,645
	Medica Sur SAB de CV, Class B	1,000	2,389
	Megacable Holdings SAB de CV	422,711	1,362,315
*	Minera Frisco SAB de CV, Class A1	12,517,448	2,093,523
#*Ω	Nemak SAB de CV	9,781,685	2,541,683
	Orbia Advance Corp. SAB de CV	4,167,023	9,761,031
#	Organizacion Cultiba SAB de CV	157,421	90,814
#	Organizacion Soriana SAB de CV, Class B	13,635,143	15,407,950
#	Promotora y Operadora de Infraestructura SAB de CV	489,474	3,585,869
#*	Unifin Financiera SAB de CV	758,193	1,048,635
*	Vista Oil & Gas SAB de CV, ADR	3,552	22,271
	Vitro SAB de CV, Class A	927,658	980,364
TOTAL MEXICO			283,255,488
PHILIPPINES — (1.0%)
††	ACR Mining Corp.	105,455	6,943
	Alliance Global Group, Inc.	21,105,806	5,303,112
	Alsons Consolidated Resources, Inc.	7,682,000	153,029
*	Apex Mining Co., Inc.	2,152,000	70,353
*	Atlas Consolidated Mining & Development Corp.	4,214,600	499,028
	Ayala Corp.	124,710	2,132,576
	Bank of the Philippine Islands	3,780,263	7,273,507
	BDO Unibank, Inc.	9,096,178	24,175,906

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Belle Corp.	4,041,000	$106,872
*	Cebu Air, Inc.	1,017,630	901,709
*Ω	CEMEX Holdings Philippines, Inc.	17,723,719	365,624
	Century Properties Group, Inc.	13,996,400	112,604
	China Banking Corp.	7,866,732	3,930,442
	Cosco Capital, Inc.	13,204,600	1,355,693
	DMCI Holdings, Inc.	8,914,600	1,489,880
*	East West Banking Corp.	2,667,000	490,241
*	EEI Corp.	1,850,500	227,885
	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	55,758
	Filinvest Land, Inc.	73,198,031	1,564,195
	First Philippine Holdings Corp.	3,175,100	4,352,714
	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,631,116	410,294
	GT Capital Holdings, Inc.	271,527	3,044,940
*	Integrated Micro-Electronics, Inc.	2,128,500	435,822
	JG Summit Holdings, Inc.	11,533,577	14,112,369
	LT Group, Inc.	9,164,300	1,801,877
	Megaworld Corp.	60,489,300	3,686,243
	Metropolitan Bank & Trust Co.	8,518,232	9,867,321
	Nickel Asia Corp.	12,259,240	1,426,121
*	Petron Corp.	15,733,900	1,006,705
	Philex Mining Corp.	4,703,000	490,763
*	Philippine National Bank	3,173,985	1,278,303
*††	Philippine National Construction Corp.	398,900	7,192
	Philippine Savings Bank	1,950,769	2,213,000
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	264,589
*	Pilipinas Shell Petroleum Corp.	112,730	42,143
	PNB Holdings Corp.	497,957	3,113
	Premium Leisure Corp.	6,804,000	59,957
	Puregold Price Club, Inc.	344,100	250,562
	RFM Corp.	762,400	68,073
	Rizal Commercial Banking Corp.	4,608,906	1,855,218
	Robinsons Land Corp.	20,978,008	7,551,473
	Robinsons Retail Holdings, Inc.	787,190	871,366
	San Miguel Corp.	5,047,996	11,167,150
	Security Bank Corp.	1,414,324	2,985,091
*	Top Frontier Investment Holdings, Inc.	526,832	1,296,126
	Union Bank of the Philippines	4,554,923	8,998,627
	Vista Land & Lifescapes, Inc.	46,966,968	3,213,860
TOTAL PHILIPPINES			132,976,369
POLAND — (0.7%)
*	Agora SA	230,402	410,927
*	Alior Bank SA	424,541	5,867,336
	Amica SA	7,662	203,093
	Asseco Poland SA	2,753	55,395
	Bank Handlowy w Warszawie SA	12,399	191,930
*	Bank Millennium SA	2,485,760	5,024,699
	Bank Polska Kasa Opieki SA	26,448	881,283
*	Boryszew SA	283,585	239,447
	Ciech SA	151,622	1,569,072
	Cyfrowy Polsat SA	512,024	3,955,382
	Develia SA	1,336,579	1,105,649
*	Enea SA	1,394,796	2,627,082
*	Famur SA	115,828	76,920

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Firma Oponiarska Debica SA	13,080	$233,900
*	Grupa Azoty SA	242,822	2,113,021
	Grupa Kety SA	23,000	3,427,737
*	Grupa Lotos SA	452,032	6,073,867
#*	Jastrzebska Spolka Weglowa SA	194,152	1,897,968
	Kernel Holding SA	391,352	5,005,362
	KGHM Polska Miedz SA	324,055	11,178,333
#*	Lubelski Wegiel Bogdanka SA	52,381	399,242
*	mBank SA	34,717	3,975,980
#*	Mercator Medical SA	3,520	63,942
#*	PGE Polska Grupa Energetyczna SA	4,014,917	7,563,413
#*	PKP Cargo SA	109,382	352,978
	Polski Koncern Naftowy Orlen SA	1,608,704	28,116,055
	Santander Bank Polska SA	2,475	212,658
	Stalexport Autostrady SA	189,773	165,322
#*	Tauron Polska Energia SA	6,774,746	4,009,428
TOTAL POLAND			96,997,421
QATAR — (0.4%)
	Aamal Co.	6,015,217	1,809,245
	Al Khaleej Takaful Group QSC	576,298	580,743
	Alijarah Holding Co. QPSC	1,785,846	453,055
	Baladna	3,203,852	1,320,965
	Barwa Real Estate Co.	5,162,372	4,766,086
	Commercial Bank PSQC	3,205,481	6,312,495
	Doha Bank QPSC	4,052,356	3,261,697
	Doha Insurance Co. QSC	63,045	32,303
*	Gulf International Services QSC	5,118,028	2,528,884
	Gulf Warehousing Co.	678,895	858,149
*	Investment Holding Group	2,557,435	906,594
	Mannai Corp. QSC	61,122	154,558
	Masraf Al Rayan QSC	316,560	426,545
	Mazaya Real Estate Development QPSC	3,969,317	1,004,973
	Mesaieed Petrochemical Holding Co.	6,080,728	4,074,575
	Ooredoo QPSC	2,809,251	5,608,659
	Qatar Fuel QSC	517,419	2,700,512
	Qatar Gas Transport Co. Ltd.	98,165	97,409
*	Qatar Insurance Co. SAQ	2,171,754	1,562,246
	Qatar National Cement Co. QSC	354,384	544,329
	Qatar Navigation QSC	1,284,543	3,085,068
*	Salam International Investment Ltd. QSC	5,832,554	1,391,843
	United Development Co. QSC	7,806,836	3,572,578
	Vodafone Qatar QSC	5,736,555	2,781,065
	Widam Food Co.	109,355	106,076
TOTAL QATAR			49,940,652
RUSSIA — (1.5%)
	Etalon Group PLC, GDR	88,415	106,982
	Gazprom PJSC,Sponsored ADR	9,648,397	83,991,322
	Lukoil PJSC, Sponsored ADR	974,831	87,296,524
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,976	104,214
	Rosneft Oil Co. PJSC, GDR	1,561,568	11,571,219
	RusHydro PJSC, ADR	4,429,854	4,028,040
	Sberbank of Russia PJSC, Sponsored ADR	31,829	443,219
	VTB Bank PJSC, GDR	5,235,477	5,905,618
TOTAL RUSSIA			193,447,138

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (3.0%)
	Al Babtain Power & Telecommunication Co.	195,523	$1,763,962
*	Al Etihad Cooperative Insurance Co.	96,130	518,787
*	Al Jouf Cement Co.	575,418	1,703,130
	Al Khaleej Training & Education Co.	227,767	1,204,688
*	AlAbdullatif Industrial Investment Co.	23,037	184,469
	Alinma Bank	3,340,964	26,786,626
*	AlJazira Takaful Ta'awuni Co.	159,404	892,304
	Arab National Bank	1,576,300	11,665,369
	Arabian Cement Co.	379,474	4,121,679
*	Arabian Shield Cooperative Insurance Co.	36,101	225,645
	Arriyadh Development Co.	32,503	235,195
*	Aseer Trading Tourism & Manufacturing Co.	211,272	1,248,679
	Astra Industrial Group	208,369	2,388,724
*	AXA Cooperative Insurance Co.	26,172	239,947
	Bank Al-Jazira	1,802,482	11,192,323
	Banque Saudi Fransi	1,302,130	18,262,516
*	Basic Chemical Industries Ltd.	78,332	900,021
*	Buruj Cooperative Insurance Co.	19,402	120,532
	City Cement Co.	518,125	3,253,971
*	Dar Al Arkan Real Estate Development Co.	2,568,981	7,078,408
*	Dur Hospitality Co.	300,977	2,675,412
	Eastern Province Cement Co.	295,914	3,584,708
*	Emaar Economic City	1,720,924	5,941,465
	Etihad Etisalat Co.	2,018,747	17,567,845
	Hail Cement Co.	402,338	1,509,067
*	Jazan Energy & Development Co.	87,827	488,149
*	L'Azurde Co. for Jewelry	44,489	255,676
*	Middle East Healthcare Co.	205,899	1,906,042
*	Middle East Paper Co.	60,145	829,853
*	Middle East Specialized Cables Co.	10,670	60,610
*	Mobile Telecommunications Co. Saudi Arabia	2,052,575	7,352,921
	Najran Cement Co.	650,713	3,258,331
*	National Industrialization Co.	1,627,405	9,931,578
	Northern Region Cement Co.	811,858	3,006,233
	Riyad Bank	4,069,371	36,996,427
	Sahara International Petrochemical Co.	1,691,932	19,571,390
*	Saudi Arabian Cooperative Insurance Co.	7,869	46,349
*	Saudi Arabian Mining Co.	111,180	2,739,998
	Saudi Basic Industries Corp.	1,662,736	55,657,637
	Saudi British Bank	2,669,313	28,668,593
	Saudi Chemical Co. Holding	287,334	2,678,776
	Saudi Industrial Investment Group	773,760	7,075,728
	Saudi Industrial Services Co.	255,952	2,302,224
	Saudi Investment Bank	730,528	4,394,164
*	Saudi Kayan Petrochemical Co.	3,968,216	20,932,633
*	Saudi Marketing Co.	11,304	94,303
	Saudi National Bank	2,366,113	46,651,314
*	Saudi Printing & Packaging Co.	13,053	84,232
*	Saudi Re for Cooperative Reinsurance Co.	253,834	1,259,666
	Savola Group	231,685	2,112,050
*	Seera Group Holding	850,351	4,475,335
*	Tabuk Cement Co.	367,492	1,769,396
	Umm Al-Qura Cement Co.	183,797	1,242,421
*	Walaa Cooperative Insurance Co.	152,249	805,876
*	Yamama Cement Co.	759,754	5,485,605
	Yanbu Cement Co.	293,478	3,061,617
*	Zamil Industrial Investment Co.	234,199	1,905,466
TOTAL SAUDI ARABIA			402,366,065

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (4.2%)
	Absa Group Ltd.	2,682,617	$29,729,416
	Adcock Ingram Holdings Ltd.	42,701	141,316
	Advtech Ltd.	99,684	99,405
	AECI Ltd.	1,012,883	7,513,378
	African Rainbow Minerals Ltd.	529,876	7,890,363
	Alexander Forbes Group Holdings Ltd.	5,708,639	1,575,284
	Altron Ltd., Class A	134,145	72,403
	Alviva Holdings Ltd.	641,511	712,161
#	AngloGold Ashanti Ltd., Sponsored ADR	1,313,877	24,411,835
	Aspen Pharmacare Holdings Ltd.	1,358,970	18,308,117
	Astral Foods Ltd.	153,244	1,707,919
	Barloworld Ltd.	1,417,120	12,271,364
	Bidvest Group Ltd.	21,522	263,876
*	Blue Label Telecoms Ltd.	2,888,318	961,955
#*	Brait PLC	5,322,564	1,676,196
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	737,489
#	DataTec Ltd.	3,771,132	9,359,865
*	Discovery Ltd.	525,488	5,310,411
	DRDGOLD Ltd.	987,141	783,847
	Exxaro Resources Ltd.	822,991	8,903,120
	Gold Fields Ltd., Sponsored ADR	2,391,459	25,349,465
*	Grindrod Ltd.	1,327,032	404,159
	Grindrod Shipping Holdings Ltd.	67,963	1,076,960
	Harmony Gold Mining Co. Ltd.	1,224,659	4,473,012
	Hudaco Industries Ltd.	160,964	1,428,868
#	Impala Platinum Holdings Ltd.	3,462,832	53,385,992
	Imperial Logistics Ltd.	1,234,961	5,200,470
	Investec Ltd.	1,175,172	6,638,757
	KAP Industrial Holdings Ltd.	8,287,397	2,294,728
#	Lewis Group Ltd.	831,398	2,629,229
*	Liberty Holdings Ltd.	822,035	5,273,513
	Life Healthcare Group Holdings Ltd.	3,153,384	4,632,404
	Long4Life Ltd.	1,383,403	520,459
	Merafe Resources Ltd.	7,715,465	650,769
	Metair Investments Ltd.	1,125,531	2,114,507
	Momentum Metropolitan Holdings	5,641,961	7,383,967
	Motus Holdings Ltd.	332,999	2,532,391
*	Mpact Ltd.	1,853,981	4,247,668
*	MTN Group Ltd.	8,387,447	105,479,885
*	Murray & Roberts Holdings Ltd.	4,951,191	4,409,359
	Nedbank Group Ltd.	1,483,862	18,465,682
	Ninety One Ltd.	685,773	2,347,099
	Oceana Group Ltd.	130,350	485,855
	Old Mutual Ltd.	17,256,455	15,550,174
#	Omnia Holdings Ltd.	1,133,070	4,540,666
#Ω	Pepkor Holdings Ltd.	2,790,037	4,113,852
#*	PPC Ltd.	8,973,644	2,660,434
*	PSG Group Ltd.	39,434	214,938
	Raubex Group Ltd.	1,343,699	3,271,658
	RCL Foods Ltd.	159,113	140,074
	Reunert Ltd.	1,056,107	3,289,891
	RFG Holdings Ltd.	23,326	20,598
#	Royal Bafokeng Platinum Ltd.	591,722	6,301,921
#*	Sappi Ltd.	2,944,690	8,256,956
*	Sasol Ltd.	1,665,381	37,491,710
	Sibanye Stillwater Ltd.	1,447,583	5,395,680
	Sibanye Stillwater Ltd., ADR	272,446	4,083,966
	Standard Bank Group Ltd.	4,526,268	44,177,219
*	Steinhoff International Holdings NV	936,670	296,883

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Super Group Ltd.	2,699,069	$5,867,655
*	Telkom SA SOC Ltd.	1,522,948	4,908,176
	Tiger Brands Ltd.	8,167	97,273
*	Tongaat Hulett Pvt Ltd.	388,283	113,619
*	Trencor Ltd.	1,135,741	361,787
*	Tsogo Sun Gaming Ltd.	1,579,809	1,141,522
	Wilson Bayly Holmes-Ovcon Ltd.	302,033	2,187,528
TOTAL SOUTH AFRICA			548,339,098
SOUTH KOREA — (12.7%)
*	ABco Electronics Co. Ltd.	13,699	134,345
*	Actoz Soft Co. Ltd.	3,702	38,370
	Aekyung Chemical Co. Ltd.	73,470	603,336
	Aekyung Industrial Co. Ltd.	2,088	28,326
	Ahn-Gook Pharmaceutical Co. Ltd.	14,137	115,757
	AJ Networks Co. Ltd.	69,115	286,948
#*	Ajin Industrial Co. Ltd.	210,783	506,888
	AK Holdings, Inc.	27,566	392,561
*	ALUKO Co. Ltd.	41,109	123,593
	Amorepacific Group	60,038	2,065,958
*	Aprogen pharmaceuticals, Inc.	807,824	501,918
*	Asia Business Daily Co. Ltd.	17,166	49,225
#	Asia Cement Co. Ltd.	9,803	1,166,905
	ASIA Holdings Co. Ltd.	5,552	623,040
	Asia Paper Manufacturing Co. Ltd.	27,225	1,089,580
*	AUK Corp.	137,335	332,708
#	Aurora World Corp.	19,282	161,029
	Austem Co. Ltd.	139,331	230,372
	Autech Corp.	12,933	112,564
	Avaco Co. Ltd.	53,567	485,808
*	Barunson Entertainment & Arts Corp.	76,043	85,045
*	Bcworld Pharm Co. Ltd.	7,068	74,192
	BGF Co. Ltd.	196,432	764,527
*	BHI Co. Ltd.	9,905	32,322
	Binggrae Co. Ltd.	15,376	683,954
*	BioSmart Co. Ltd.	54,215	325,496
	Bixolon Co. Ltd.	27,536	151,683
*	Bluecom Co. Ltd.	63,344	615,440
	BNK Financial Group, Inc.	1,040,137	7,015,248
	Bookook Securities Co. Ltd.	20,358	403,565
	BYC Co. Ltd.	752	284,166
#	Byucksan Corp.	266,300	720,742
*	Capro Corp.	203,349	672,586
*	Charm Engineering Co. Ltd.	75,503	81,565
	Chinyang Holdings Corp.	83,349	253,280
	Chongkundang Holdings Corp.	8,866	506,529
*	CHOROKBAEM Co. Co. Ltd.	149,335	127,745
	Chosun Refractories Co. Ltd.	8,873	562,760
	CJ CheilJedang Corp.	47,951	13,908,416
	CJ Corp.	89,062	5,952,967
	CJ ENM Co. Ltd.	25,277	2,620,650
*	CJ Logistics Corp.	17,837	1,732,133
	CKD Bio Corp.	2,052	55,658
*	Cloud Air Co. Ltd.	53,283	60,097
*	CODI-M Co. Ltd.	970,980	156,210
*	Comtec Systems Co. Ltd.	330,288	254,507
	Cosmax BTI, Inc.	16,614	163,069
*	Cosmecca Korea Co. Ltd.	11,799	128,856
	Coweaver Co. Ltd.	16,593	108,504

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Crown Confectionery Co. Ltd.	11,579	$82,765
	CROWNHAITAI Holdings Co. Ltd.	35,198	248,153
	Cuckoo Holdings Co. Ltd.	2,859	41,300
	Cuckoo Homesys Co. Ltd.	2,467	71,506
	Cymechs, Inc.	3,124	45,791
	D.I Corp.	9,856	67,297
	Dae Han Flour Mills Co. Ltd.	5,781	698,810
	Dae Hyun Co. Ltd.	170,764	288,128
	Dae Won Kang Up Co. Ltd.	215,821	571,603
*	Dae Yu Co. Ltd.	14,413	64,952
	Daebongls Co. Ltd.	4,061	27,230
#*	Daechang Co. Ltd.	318,178	436,506
	Daechang Forging Co. Ltd.	25,625	176,762
#	Daedong Corp.	106,769	1,003,328
	Daeduck Electronics Co. Ltd.	92,695	1,745,350
	Daehan Steel Co. Ltd.	73,279	1,172,546
	Daejung Chemicals & Metals Co. Ltd.	6,060	88,306
	Daekyo Co. Ltd.	71,052	210,400
*	Daelim B&Co Co. Ltd.	7,997	47,175
#	Daesang Corp.	138,167	2,570,062
	Daesang Holdings Co. Ltd.	79,589	572,045
*	Daesung Fine Tech Co. Ltd.	21,216	44,148
*	Daesung Holdings Co. Ltd.	3,918	155,527
	Daewon San Up Co. Ltd.	61,406	317,091
*	Daewoo Engineering & Construction Co. Ltd.	1,087,536	5,209,001
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	319,791	5,368,973
*	Dahaam E-Tec Co. Ltd.	3,535	322,563
	Daihan Pharmaceutical Co. Ltd.	13,709	312,720
	Daishin Securities Co. Ltd.	176,068	2,471,898
*	Daou Data Corp.	88,252	995,761
	Daou Technology, Inc.	148,343	2,538,523
*	Dayou Automotive Seat Technology Co. Ltd.	54,169	52,481
	DB Financial Investment Co. Ltd.	187,456	1,016,463
	DB Insurance Co. Ltd.	281,302	14,090,430
*	DB, Inc.	197,479	143,884
#	Deutsch Motors, Inc.	67,324	398,796
*	Development Advance Solution Co. Ltd.	63,090	248,947
	DGB Financial Group, Inc.	1,041,037	8,049,090
	DHP Korea Co. Ltd.	21,387	128,673
	DI Dong Il Corp.	5,637	1,051,834
	Display Tech Co. Ltd.	34,003	207,826
	DL Construction Co. Ltd.	6,643	156,105
*	DL E&C Co. Ltd.	119,160	11,729,784
#	DL Holdings Co. Ltd.	83,035	3,923,680
*	DMS Co. Ltd.	58,689	313,239
	Dohwa Engineering Co. Ltd.	4,051	25,126
	Dong A Eltek Co. Ltd.	36,986	296,785
	Dong-A Socio Holdings Co. Ltd.	5,046	419,919
	Dong-A ST Co. Ltd.	9,293	508,382
	Dong-Ah Geological Engineering Co. Ltd.	30,571	440,362
*	Dongbang Transport Logistics Co. Ltd.	47,651	127,208
	Dongbu Corp.	36,803	424,353
	Dongil Industries Co. Ltd.	5,430	713,310
	Dongkuk Industries Co. Ltd.	200,221	525,185
	Dongkuk Steel Mill Co. Ltd.	382,354	4,769,297
	Dongkuk Structures & Construction Co. Ltd.	105,011	525,381
	Dongsung Chemical Co. Ltd.	159,407	609,358
	Dongwha Pharm Co. Ltd.	48,073	470,327
	Dongwon Development Co. Ltd.	240,319	964,100

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongwon F&B Co. Ltd.	2,928	$440,653
#	Dongwon Industries Co. Ltd.	7,252	1,332,129
*	Dongwoo Farm To Table Co. Ltd.	14,971	36,916
#	Dongyang E&P, Inc.	28,974	402,010
*	Doosan Bobcat, Inc.	239,089	7,497,641
#	Doosan Co. Ltd.	41,937	3,433,688
*	Doosan Infracore Co. Ltd.	977,077	4,820,892
	DoubleUGames Co. Ltd.	24,305	1,026,590
	DRB Holding Co. Ltd.	32,057	129,903
	DTR Automotive Corp.	24,492	1,598,687
	DY Corp.	99,543	803,119
	DY POWER Corp.	23,114	260,634
	Eagon Industrial Ltd.	37,684	330,201
#*	Easy Holdings Co. Ltd.	280,847	842,577
*	EcoBio Holdings Co. Ltd.	3,536	18,148
*	e-LITECOM Co. Ltd.	12,362	79,163
*	E-MART, Inc.	71,124	7,916,205
	ENF Technology Co. Ltd.	12,882	334,942
	Estechpharma Co. Ltd.	22,481	161,685
#	Eugene Corp.	285,673	1,065,393
	Eugene Investment & Securities Co. Ltd.	388,882	976,958
	Eusu Holdings Co. Ltd.	64,565	298,492
*	E-World	82,123	149,737
	Exicon Co. Ltd.	4,859	57,043
	Farmsco	43,103	228,728
*	FarmStory Co. Ltd.	149,369	249,151
	Fila Holdings Corp.	122,999	3,038,724
	Fursys, Inc.	20,360	593,388
	Gaon Cable Co. Ltd.	15,461	285,723
*	Gemvaxlink Co. Ltd.	117,017	144,492
	Geumhwa PSC Co. Ltd.	976	23,954
*	GMB Korea Corp.	48,932	221,615
#*	GNCO Co. Ltd.	157,201	82,839
	Golfzon Newdin Holdings Co. Ltd.	129,412	899,575
	Green Cross Holdings Corp.	16,802	312,032
	GS Engineering & Construction Corp.	323,204	10,755,754
*	GS Global Corp.	278,168	493,582
	GS Holdings Corp.	269,480	8,700,669
	GS Retail Co. Ltd.	51,309	1,164,995
*	Gwangju Shinsegae Co. Ltd.	3,803	521,543
	Haitai Confectionery & Foods Co. Ltd.	12,558	76,371
	Halla Corp.	136,937	591,623
	Halla Holdings Corp.	41,387	1,403,591
	Han Kuk Carbon Co. Ltd.	48,941	448,313
	Hana Financial Group, Inc.	1,289,916	48,601,938
	HanChang Paper Co. Ltd.	21,637	34,191
	Handok, Inc.	18,114	309,884
	Handsome Co. Ltd.	86,395	2,440,329
	Hanil Holdings Co. Ltd.	81,808	844,935
	Hanjin Transportation Co. Ltd.	53,218	1,235,510
	Hankook Tire & Technology Co. Ltd.	384,550	10,858,602
	HanmiGlobal Co. Ltd.	3,947	41,025
	Hanshin Construction	46,887	633,746
	Hansol Holdings Co. Ltd.	188,105	496,685
*	Hansol HomeDeco Co. Ltd.	394,971	503,261
	Hansol Paper Co. Ltd.	103,973	1,015,152
*	Hansol Technics Co. Ltd.	162,659	885,304
	Hanwha Aerospace Co. Ltd.	170,716	6,920,636
	Hanwha Corp.	204,979	5,113,389

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha General Insurance Co. Ltd.	354,285	$1,051,585
*	Hanwha Investment & Securities Co. Ltd.	614,846	2,519,523
	Hanwha Life Insurance Co. Ltd.	1,698,564	4,176,418
*	Hanwha Solutions Corp.	487,471	13,303,853
	Hanyang Eng Co. Ltd.	61,244	763,243
	Hanyang Securities Co. Ltd.	48,595	605,514
*	Harim Co. Ltd.	120,041	269,763
#	Harim Holdings Co. Ltd.	228,083	1,713,618
	HDC Holdings Co. Ltd.	12,896	77,635
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	271,580
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	245,105
	High Tech Pharm Co. Ltd.	8,554	83,675
	HIMS Co. Ltd.	2,255	16,715
	Hitejinro Holdings Co. Ltd.	41,974	403,911
*	HMM Co. Ltd.	385,814	7,183,098
	HS Industries Co. Ltd.	10,223	42,522
#	Huchems Fine Chemical Corp.	76,301	1,363,121
*	Humax Co. Ltd.	96,847	350,252
*	Huneed Technologies	54,858	336,408
	Huons Global Co. Ltd.	18,491	499,545
#	Huvis Corp.	102,525	614,764
	Huvitz Co. Ltd.	10,898	75,349
	Hwa Shin Co. Ltd.	125,321	775,726
	Hwacheon Machine Tool Co. Ltd.	6,607	171,835
	Hwangkum Steel & Technology Co. Ltd.	50,980	344,861
	Hwaseung Corp. Co. Ltd.	147,102	237,026
*	Hwaseung R&A Co. Ltd.	14,515	53,433
	HwaSung Industrial Co. Ltd.	51,572	629,340
	Hy-Lok Corp.	45,195	600,251
	Hyosung Corp.	34,661	2,390,819
	Hyundai BNG Steel Co. Ltd.	54,999	719,308
*	Hyundai Construction Equipment Co. Ltd.	79,410	2,602,828
	Hyundai Corp.	45,004	592,292
	Hyundai Corp. Holdings, Inc.	31,933	277,723
#	Hyundai Department Store Co. Ltd.	81,362	4,899,950
*	Hyundai Electric & Energy System Co. Ltd.	30,010	446,754
	Hyundai Energy Solutions Co. Ltd.	141	2,529
	Hyundai Engineering & Construction Co. Ltd.	269,031	9,634,593
	Hyundai Futurenet Co. Ltd.	253,369	716,185
	Hyundai Glovis Co. Ltd.	25,174	3,444,080
#	Hyundai Greenfood Co. Ltd.	278,992	1,792,482
	Hyundai Heavy Industries Holdings Co. Ltd.	164,915	6,649,377
	Hyundai Home Shopping Network Corp.	37,455	1,885,504
	Hyundai Livart Furniture Co. Ltd.	69,300	765,854
	Hyundai Marine & Fire Insurance Co. Ltd.	345,614	7,353,309
*	Hyundai Mipo Dockyard Co. Ltd.	78,758	4,575,315
	Hyundai Mobis Co. Ltd.	210,611	41,343,446
	Hyundai Motor Co.	370,785	59,762,721
#	Hyundai Motor Securities Co. Ltd.	115,174	1,047,122
#*	Hyundai Rotem Co. Ltd.	30,885	488,407
	Hyundai Steel Co.	330,237	10,907,096
#	Hyundai Wia Corp.	58,341	3,341,433
	ICD Co. Ltd.	19,844	181,152
	IDIS Holdings Co. Ltd.	25,924	276,856
	Iljin Electric Co. Ltd.	95,282	368,290
	Iljin Holdings Co. Ltd.	91,947	349,502
#	Ilshin Spinning Co. Ltd.	8,448	725,299
	Ilsung Pharmaceuticals Co. Ltd.	5,843	353,036
	iMarketKorea, Inc.	88,543	718,433

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Industrial Bank of Korea	1,176,137	$10,211,582
	INITECH Co. Ltd.	31,597	128,987
*	INNO Instrument, Inc.	52,863	74,773
	Innocean Worldwide, Inc.	16,272	677,076
	Interpark Corp.	48,284	176,689
	INTOPS Co. Ltd.	68,533	2,268,226
	Inzi Controls Co. Ltd.	4,320	52,441
	INZI Display Co. Ltd.	114,878	263,589
#	IS Dongseo Co. Ltd.	62,443	2,484,820
	It's Hanbul Co. Ltd.	13,449	159,851
*	Jahwa Electronics Co. Ltd.	51,217	989,067
	JB Financial Group Co. Ltd.	669,861	4,569,082
	JC Chemical Co. Ltd.	11,301	81,714
	JC Hyun System, Inc.	42,385	217,728
*	JNTC Co. Ltd.	45,564	258,591
	JVM Co. Ltd.	4,085	49,227
	Kangnam Jevisco Co. Ltd.	19,813	413,568
*	Kangwon Land, Inc.	73,744	1,550,532
#	KB Financial Group, Inc., ADR	2,325,235	115,796,703
	KC Co. Ltd.	40,765	645,979
	KC Green Holdings Co. Ltd.	76,623	255,172
	KC Tech Co. Ltd.	14,412	244,503
#	KCC Corp.	16,696	5,408,670
	KCC Engineering & Construction Co. Ltd.	46,480	316,534
	KCC Glass Corp.	81,947	4,043,291
	KCTC	7,171	30,670
*	KEC Holdings Co. Ltd.	22,537	33,324
	KG Chemical Corp.	3,173	71,247
	Kginicis Co. Ltd.	37,918	558,085
	KGMobilians Co. Ltd.	28,155	210,073
*	KH Electron Co. Ltd.	179,620	91,407
	Kia Corp.	939,529	65,509,329
*	KISCO Corp.	95,674	606,193
*	KISCO Holdings Co. Ltd.	48,131	573,324
	KISWIRE Ltd.	64,083	1,063,102
	KIWOOM Securities Co. Ltd.	89,433	6,736,927
	KleanNara Co. Ltd.	53,229	185,182
*	KMH Hitech Co. Ltd.	81,334	107,922
	Kolmar Korea Co. Ltd.	17,806	521,641
	Kolmar Korea Holdings Co. Ltd.	29,261	427,843
	Kolon Corp.	39,797	1,008,392
	Kolon Global Corp.	33,062	531,545
*	Kolon Industries, Inc.	101,546	5,280,309
	Komelon Corp.	29,152	232,898
	Kook Soon Dang Brewery Co. Ltd.	13,152	123,602
	Kopla Co. Ltd.	9,387	67,255
#	Korea Alcohol Industrial Co. Ltd.	85,336	753,625
	Korea Arlico Pharm Co. Ltd.	24,783	148,606
	Korea Asset In Trust Co. Ltd.	256,587	769,586
*	Korea Circuit Co. Ltd.	7,577	190,337
	Korea Electric Terminal Co. Ltd.	35,955	1,955,408
	Korea Export Packaging Industrial Co. Ltd.	1,813	34,207
	Korea Flange Co. Ltd.	159,881	337,686
	Korea Industrial Co. Ltd.	40,619	102,552
	Korea Investment Holdings Co. Ltd.	238,850	14,646,130
*	Korea Line Corp.	871,544	1,578,027
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,508,543
	Korea Petroleum Industries Co.	12,779	161,477
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	1,680,527

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	$9,050,059
	Korea Zinc Co. Ltd.	6,936	2,950,421
*	Korean Air Lines Co. Ltd.	252,451	6,096,065
	Korean Drug Co. Ltd.	15,186	101,749
	Korean Reinsurance Co.	498,442	4,240,471
	Kortek Corp.	54,034	439,030
	KPX Chemical Co. Ltd.	12,798	539,018
	KSS LINE Ltd.	92,398	870,622
	KT Skylife Co. Ltd.	144,450	982,982
	KT Submarine Co. Ltd.	3,651	16,402
#*	KT&G Corp.	334,801	21,626,751
#	KTB Investment & Securities Co. Ltd.	296,560	1,235,155
#	KTCS Corp.	168,949	306,273
	Ktis Corp.	166,666	303,595
	Kukdo Chemical Co. Ltd.	18,340	834,563
	Kukdong Oil & Chemicals Co. Ltd.	26,930	81,223
#	Kumho Petrochemical Co. Ltd.	40,351	5,009,316
#*	Kumho Tire Co., Inc.	476,127	1,611,873
	KUMHOE&C Co. Ltd.	7,074	59,756
	Kumkang Kind Co. Ltd.	96,105	637,549
	Kwang Dong Pharmaceutical Co. Ltd.	70,392	389,321
#*	Kyeryong Construction Industrial Co. Ltd.	44,394	1,162,085
	Kyobo Securities Co. Ltd.	110,483	728,124
#	Kyungbang Co. Ltd.	61,163	719,430
	Kyungdong Pharm Co. Ltd.	30,217	256,508
	Kyung-In Synthetic Corp.	6,399	31,122
	LEADCORP, Inc.	91,836	581,534
	Lee Ku Industrial Co. Ltd.	20,154	58,627
	LF Corp.	111,730	1,473,389
	LG Corp.	316,955	19,600,964
#*	LG Display Co. Ltd., ADR	3,035,745	25,166,326
	LG Electronics, Inc.	571,652	62,105,691
	LG HelloVision Co. Ltd.	143,379	560,430
	LG Uplus Corp.	1,295,553	14,117,172
*	LMS Co. Ltd.	28,495	184,027
	LOT Vacuum Co. Ltd.	7,972	106,450
	Lotte Chemical Corp.	62,647	10,301,850
	Lotte Chilsung Beverage Co. Ltd.	20,650	2,560,621
	Lotte Confectionery Co. Ltd.	538	52,499
	Lotte Corp.	93,211	2,082,452
*	Lotte Data Communication Co.	8,187	251,060
#	LOTTE Fine Chemical Co. Ltd.	92,873	5,339,351
	Lotte Food Co. Ltd.	1,976	524,102
	LOTTE Himart Co. Ltd.	62,302	1,107,753
#*	Lotte Non-Life Insurance Co. Ltd.	475,815	592,964
#	Lotte Shopping Co. Ltd.	44,648	3,000,917
	LS Corp.	91,063	3,836,722
	LS Electric Co. Ltd.	5,655	233,448
*	Lumens Co. Ltd.	219,771	201,674
*	LVMC Holdings	274,553	748,953
	LX Hausys Ltd.	40,046	1,866,640
*	LX Holdings Corp.	153,703	1,216,792
#	LX International Corp.	162,132	3,324,913
	Macrogen, Inc.	2,538	52,368
#*	Maeil Dairies Co. Ltd.	6,841	386,745
*	Maeil Holdings Co. Ltd.	11,288	83,765
#*	Mando Corp.	75,340	3,317,972
*	MegaStudy Co. Ltd.	43,791	418,644
	Meritz Financial Group, Inc.	122,564	4,441,754

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Fire & Marine Insurance Co. Ltd.	27,602	$1,063,163
#	Meritz Securities Co. Ltd.	1,795,049	9,148,346
	Mi Chang Oil Industrial Co. Ltd.	4,014	243,980
	Mirae Asset Life Insurance Co. Ltd.	388,009	1,200,268
	Mirae Asset Securities Co. Ltd.	1,759,061	12,600,514
*	MK Electron Co. Ltd.	88,121	1,145,708
	MNTech Co. Ltd.	121,454	691,449
*	Mobase Co. Ltd.	21,024	66,746
*	Mobase Electronics Co. Ltd.	16,407	30,422
	Moonbae Steel Co. Ltd.	8,945	29,181
	Moorim P&P Co. Ltd.	142,161	454,382
	Moorim Paper Co. Ltd.	140,508	261,744
#	Motonic Corp.	51,452	395,132
	Muhak Co. Ltd.	71,854	473,024
#	Nam Hwa Construction Co. Ltd.	23,163	154,132
	Namhae Chemical Corp.	8,933	66,564
	Namyang Dairy Products Co. Ltd.	2,206	691,424
	NeoPharm Co. Ltd.	601	11,661
*	Neowiz Holdings Corp.	19,890	1,101,208
	Nexen Corp.	134,544	462,563
#	Nexen Tire Corp.	226,792	1,189,827
	NH Investment & Securities Co. Ltd.	653,039	6,261,601
*	NHN Corp.	111,106	3,204,385
	NI Steel Co. Ltd.	8,824	26,465
	NICE Holdings Co. Ltd.	15,181	214,186
	Nice Information & Telecommunication, Inc.	8,695	196,004
	NICE Total Cash Management Co. Ltd.	7,446	31,379
*	NK Co. Ltd.	25,998	20,558
	Nong Shim Holdings Co. Ltd.	11,334	700,293
	Nong Woo Bio Co. Ltd.	21,556	180,435
#	NongShim Co. Ltd.	18,600	5,020,198
	NOROO Paint & Coatings Co. Ltd.	66,016	603,244
	NPC	116,690	816,988
	NS Shopping Co. Ltd.	74,291	733,325
#*	OCI Co. Ltd.	72,519	5,457,888
	Okong Corp.	4,362	14,019
	Opto Device Technology Co. Ltd.	44,813	285,907
	Orion Holdings Corp.	139,106	1,636,861
*	Osung Advanced Materials Co. Ltd.	178,760	346,193
	Ottogi Corp.	2,062	751,989
#	Paik Kwang Industrial Co. Ltd.	186,463	659,444
	Pan Ocean Co. Ltd.	1,250,644	5,220,100
	Pang Rim Co. Ltd.	14,177	32,194
*	Pan-Pacific Co. Ltd.	113,324	197,927
*	Paradise Co. Ltd.	10,185	129,826
	Partron Co. Ltd.	37,877	415,376
#	PHA Co. Ltd.	52,995	410,273
*	PJ Electronics Co. Ltd.	10,236	70,306
	Poongsan Corp.	111,735	2,801,532
#	Poongsan Holdings Corp.	28,395	655,121
	POSCO, Sponsored ADR	903,713	51,095,933
	POSCO	68,120	15,237,995
#	Posco International Corp.	275,976	4,772,581
*	Power Logics Co. Ltd.	92,739	547,928
*	PowerNet Technologies Corp.	9,233	35,504
	Protec Co. Ltd.	2,987	83,719
	Pulmuone Co. Ltd.	28,387	387,574
*	Rayence Co. Ltd.	15,304	144,550
*	RFTech Co. Ltd.	49,408	220,188

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sajo Industries Co. Ltd.	14,576	$525,725
	Sajodaerim Corp.	9,471	208,130
*	Sajodongaone Co. Ltd.	161,899	144,511
	Sam Young Electronics Co. Ltd.	68,491	618,367
*	Sambo Corrugated Board Co. Ltd.	31,268	365,056
*	Sambo Motors Co. Ltd.	66,691	298,751
*	Samchuly Bicycle Co. Ltd.	2,431	22,481
#	Samho Development Co. Ltd.	108,856	416,370
	SAMHWA Paints Industrial Co. Ltd.	68,665	471,894
	Samick Musical Instruments Co. Ltd.	311,281	426,544
	Samick THK Co. Ltd.	4,386	46,597
	Samji Electronics Co. Ltd.	13,939	123,109
	Samjin LND Co. Ltd.	82,899	198,602
#	Samjin Pharmaceutical Co. Ltd.	18,780	393,677
*	Sammok S-Form Co. Ltd.	29,946	353,756
#	SAMPYO Cement Co. Ltd.	206,101	890,730
	Samsung C&T Corp.	270,688	24,488,491
	Samsung Card Co. Ltd.	115,972	2,985,736
	Samsung Electronics Co. Ltd.	1,495,003	92,987,809
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	20,072,364
#*	Samsung Heavy Industries Co. Ltd.	2,048,835	8,905,444
	Samsung Life Insurance Co. Ltd.	235,714	11,938,648
	Samsung Securities Co. Ltd.	310,841	10,495,632
	SAMT Co. Ltd.	10,357	34,862
	Samyang Corp.	20,184	1,047,448
	Samyang Holdings Corp.	22,438	1,641,627
	Samyang Packaging Corp.	1,251	24,292
	Samyang Tongsang Co. Ltd.	7,531	352,919
	Sangsangin Co. Ltd.	73,576	568,895
	SAVEZONE I&C Corp.	83,806	202,506
	Seah Besteel Corp.	93,336	1,187,684
	SeAH Holdings Corp.	4,354	374,229
	SeAH Steel Corp.	6,967	565,612
	SeAH Steel Holdings Corp.	8,469	745,363
	Sebang Co. Ltd.	60,229	548,967
	Sebang Global Battery Co. Ltd.	35,688	1,863,202
	Sejong Industrial Co. Ltd.	103,664	631,146
*	Sejong Telecom, Inc.	313,971	135,043
*	Sekonix Co. Ltd.	58,060	539,901
	Sempio Co.	1,814	60,280
	Sempio Foods Co.	327	11,628
*	S-Energy Co. Ltd.	71,432	225,624
	Seohan Co. Ltd.	493,982	602,453
#	Seoul Semiconductor Co. Ltd.	140,059	1,769,838
#*	Seowon Co. Ltd.	103,160	152,928
	SEOWONINTECH Co. Ltd.	6,241	30,922
	Seoyon Co. Ltd.	85,555	856,035
	Seoyon E-Hwa Co. Ltd.	89,236	496,535
*	Sewon E&C Co. Ltd.	386,748	340,175
††	Sewon Precision Industry Co. Ltd.	1,457	1,833
	SGC e Tec E&C Co. Ltd.	9,146	419,361
#	Shindaeyang Paper Co. Ltd.	10,487	777,069
	Shinhan Financial Group Co. Ltd.	947,124	30,335,585
#	Shinhan Financial Group Co. Ltd., ADR	1,076,458	34,543,537
#	Shinsegae Engineering & Construction Co. Ltd.	15,336	397,169
*	Shinsegae Food Co. Ltd.	2,444	153,499
	Shinsegae Information & Communication Co. Ltd.	664	94,114
*	Shinsegae, Inc.	34,791	6,828,673
	Shinwha Intertek Corp.	41,832	101,189

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinyoung Securities Co. Ltd.	25,871	$1,296,816
*	Signetics Corp.	186,495	363,394
	Silla Co. Ltd.	36,116	369,016
#	SIMPAC, Inc.	127,360	646,137
*	Sindoh Co. Ltd.	26,365	697,761
	Sinil Pharm Co. Ltd.	27,257	209,887
	SK Chemicals Co. Ltd.	3,352	354,837
	SK D&D Co. Ltd.	845	18,763
#	SK Discovery Co. Ltd.	63,006	2,080,559
	SK Gas Ltd.	3,036	296,455
	SK Hynix, Inc.	1,758,603	182,029,041
*	SK Innovation Co. Ltd.	96,839	17,772,665
#	SK Networks Co. Ltd.	794,253	3,007,881
*	SK Rent A Car Co. Ltd.	16,176	125,801
	SK Securities Co. Ltd.	2,112,180	1,548,790
	SK, Inc.	69,197	12,809,697
	SL Corp.	91,074	2,045,743
*	S-MAC Co. Ltd.	717,329	444,500
	SNT Dynamics Co. Ltd.	49,889	334,013
	SNT Holdings Co. Ltd.	36,374	481,725
#	SNT Motiv Co. Ltd.	56,282	2,071,539
*	SNU Precision Co. Ltd.	34,211	91,417
	S-Oil Corp.	95,021	7,213,368
*	Solborn, Inc.	40,004	155,117
	Songwon Industrial Co. Ltd.	41,113	678,580
	Soosan Heavy Industries Co. Ltd.	28,012	57,267
*	Soulbrain Holdings Co. Ltd.	14,138	346,520
	SPG Co. Ltd.	7,943	81,846
*	Spigen Korea Co. Ltd.	6,891	231,401
#*††	Ssangyong Motor Co.	336,500	144,977
	Suheung Co. Ltd.	11,381	375,041
#	Sun Kwang Co. Ltd.	23,263	1,195,482
#	Sung Kwang Bend Co. Ltd.	108,584	729,308
*	Sungchang Enterprise Holdings Ltd.	264,331	503,227
	Sungdo Engineering & Construction Co. Ltd.	52,687	213,004
#	Sungshin Cement Co. Ltd.	125,323	1,663,598
	Sungwoo Hitech Co. Ltd.	331,866	1,425,119
	Sunjin Co. Ltd.	49,238	433,306
*	Suprema HQ, Inc.	8,097	46,979
*	Suprema, Inc.	11,129	211,007
	SurplusGlobal, Inc.	12,531	42,126
	Tae Kyung Industrial Co. Ltd.	79,237	432,994
#	Taekwang Industrial Co. Ltd.	1,637	1,373,154
	Taekyung BK Co. Ltd.	11,583	41,525
*††	Taewoong Co. Ltd.	82,505	160,407
	Taeyoung Engineering & Construction Co. Ltd.	135,680	1,185,468
*	Theragen Etex Co. Ltd.	62,682	270,636
*	Thinkware Systems Corp.	35,459	574,738
*	TK Corp.	88,940	777,534
	Tongyang Life Insurance Co. Ltd.	266,273	1,328,602
#	Tongyang, Inc.	315,577	343,935
*	Top Engineering Co. Ltd.	67,035	390,115
#	Toptec Co. Ltd.	75,745	531,967
*	Tovis Co. Ltd.	73,482	606,626
#	TS Corp.	240,562	551,058
*	TY Holdings Co. Ltd.	144,441	2,836,108
	Uju Electronics Co. Ltd.	15,879	429,294
*	Unick Corp.	9,375	42,017
	Unid Co. Ltd.	30,125	2,110,859

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Uniquest Corp.	32,538	$311,691
	Unitrontech Co. Ltd.	19,310	93,009
	Viatron Technologies, Inc.	18,763	155,342
	Visang Education, Inc.	45,065	260,123
	Vitzro Tech Co. Ltd.	3,217	23,311
*	Vivien Corp.	40,760	87,228
*	Welcron Co. Ltd.	6,348	20,847
	Whanin Pharmaceutical Co. Ltd.	29,245	406,093
*	WillBes & Co.	332,697	368,681
	Wins Co. Ltd.	7,448	90,342
	WiSoL Co. Ltd.	71,622	639,524
*	WONIK CUBE Corp.	25,551	60,791
#*	Wonik Holdings Co. Ltd.	245,189	955,244
	Wonik Materials Co. Ltd.	12,961	395,838
	Woojin, Inc.	7,207	46,621
*	Woongjin Thinkbig Co. Ltd.	66,784	158,714
*	Wooree Bio Co. Ltd.	24,131	69,916
	Woori Financial Group, Inc.	2,253,891	27,728,193
*	Woorison F&G Co. Ltd.	126,099	216,682
	WooSung Feed Co. Ltd.	11,223	238,046
*	Woowon Development Co. Ltd.	11,038	41,730
	Y G-1 Co. Ltd.	95,992	661,606
	YAS Co. Ltd.	5,678	76,136
*	Y-entec Co. Ltd.	43,424	484,335
	Yoosung Enterprise Co. Ltd.	98,733	227,139
	Young Poong Corp.	2,294	1,188,091
	Young Poong Precision Corp.	53,659	395,992
*	Youngone Corp.	123,827	4,823,476
	Youngone Holdings Co. Ltd.	26,091	1,066,978
	Yuanta Securities Korea Co. Ltd.	553,078	1,621,165
	YuHwa Securities Co. Ltd.	130,435	271,781
	Yuyu Pharma, Inc.	30,382	174,811
*	Zeus Co. Ltd.	42,750	840,050
TOTAL SOUTH KOREA			1,679,949,382
TAIWAN — (17.3%)
	Abico Avy Co. Ltd.	741,364	667,920
#	Ability Enterprise Co. Ltd.	1,242,330	1,245,032
#	AcBel Polytech, Inc.	603,000	709,630
#	Acer, Inc.	14,714,109	15,259,702
#	ACES Electronic Co. Ltd.	580,778	986,724
*	Acon Holding, Inc.	1,224,000	494,324
	Acter Group Corp. Ltd.	16,000	127,503
	Advanced International Multitech Co. Ltd.	488,000	1,426,795
#*	Advanced Optoelectronic Technology, Inc.	543,000	523,360
	AEON Motor Co. Ltd.	52,000	95,261
	Aerospace Industrial Development Corp.	296,000	312,707
#*	AGV Products Corp.	2,419,211	922,507
	Airmate Cayman International Co. Ltd.	50,557	38,725
#	Allis Electric Co. Ltd.	944,559	802,974
#	Alpha Networks, Inc.	1,958,086	2,161,365
#	Altek Corp.	1,407,365	2,435,773
*	Ambassador Hotel	1,492,000	1,655,092
#	AMPOC Far-East Co. Ltd.	594,000	821,314
#	AmTRAN Technology Co. Ltd.	4,271,725	2,546,502
	Apacer Technology, Inc.	558,210	899,950
#	APCB, Inc.	740,000	545,231
	Apex Biotechnology Corp.	37,000	35,224
	Apex International Co. Ltd.	709,263	2,964,038

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Apex Medical Corp.	134,000	$130,470
	Apex Science & Engineering	92,536	34,244
	Arcadyan Technology Corp.	105,000	474,037
	Ardentec Corp.	2,437,058	4,685,977
	Argosy Research, Inc.	22,000	101,028
#	ASE Technology Holding Co. Ltd.	10,280,000	37,440,697
#	Asia Cement Corp.	10,905,589	17,472,708
	Asia Electronic Material Co. Ltd.	92,000	80,825
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,481,498
#*	Asia Plastic Recycling Holding Ltd.	1,211,942	306,337
#	Asia Polymer Corp.	2,425,530	3,136,568
	Asia Tech Image, Inc.	62,000	122,100
	Asia Vital Components Co. Ltd.	1,524,984	5,218,504
#	Asustek Computer, Inc.	3,740,000	48,894,843
	Aten International Co. Ltd.	7,000	20,630
#	AU Optronics Corp., Sponsored ADR	3,887,815	27,875,633
#	AU Optronics Corp.	3,498,812	2,601,112
	Audix Corp.	399,332	827,442
#	Aver Information, Inc.	129,000	270,669
#	Avermedia Technologies	109,600	120,205
	Avita Corp.	15,000	30,255
	Bank of Kaohsiung Co. Ltd.	3,027,383	1,475,696
	Basso Industry Corp.	194,000	291,006
#	BES Engineering Corp.	7,377,443	2,350,614
#	Bin Chuan Enterprise Co. Ltd.	239,000	197,006
#	Biostar Microtech International Corp.	951,055	726,653
	Bizlink Holding, Inc.	11,000	119,831
#	Brave C&H Supply Co. Ltd.	77,000	237,980
#	Bright Led Electronics Corp.	539,000	443,306
	Browave Corp.	157,000	225,867
	C Sun Manufacturing Ltd.	18,000	31,214
*	Cameo Communications, Inc.	1,053,712	374,745
	Capital Securities Corp.	10,623,158	6,266,916
#	Career Technology MFG. Co. Ltd.	1,459,085	1,247,125
#	Carnival Industrial Corp.	806,007	401,617
	Catcher Technology Co. Ltd.	2,889,000	16,279,003
#	Cathay Chemical Works	331,000	289,459
	Cathay Financial Holding Co. Ltd.	38,479,459	89,254,894
	Cathay Real Estate Development Co. Ltd.	3,381,694	2,305,206
	Cayman Engley Industrial Co. Ltd.	94,000	274,644
#	Celxpert Energy Corp.	419,000	608,138
#	Central Reinsurance Co. Ltd.	772,366	795,621
#*	Chain Chon Industrial Co. Ltd.	673,419	471,398
#	ChainQui Construction Development Co. Ltd.	571,393	371,305
#*	Champion Building Materials Co. Ltd.	1,403,828	556,505
	Chang Hwa Commercial Bank Ltd.	20,007,652	12,806,370
#	Channel Well Technology Co. Ltd.	545,000	753,196
	Charoen Pokphand Enterprise	96,000	287,414
	CHC Healthcare Group	643,000	837,849
	CHC Resources Corp.	17,000	27,443
	Chen Full International Co. Ltd.	281,000	404,533
	Chenbro Micom Co. Ltd.	17,000	51,310
#	Cheng Loong Corp.	4,361,659	5,415,188
#*	Cheng Mei Materials Technology Corp.	2,484,000	1,090,813
	Cheng Shin Rubber Industry Co. Ltd.	4,947,000	6,219,107
	Cheng Uei Precision Industry Co. Ltd.	2,350,635	3,232,960
#	Chenming Electronic Technology Corp.	455,000	220,214
	Chia Chang Co. Ltd.	652,000	1,133,840
#	Chia Hsin Cement Corp.	2,546,191	1,842,515

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chian Hsing Forging Industrial Co. Ltd.	41,000	$60,538
	Chicony Electronics Co. Ltd.	170,000	545,472
#	Chien Kuo Construction Co. Ltd.	857,797	425,224
#	Chien Shing Harbour Service Co. Ltd.	23,000	39,787
*	China Airlines Ltd.	15,230,353	13,272,071
#	China Bills Finance Corp.	3,514,000	2,191,946
	China Chemical & Pharmaceutical Co. Ltd.	1,334,264	1,048,102
	China Container Terminal Corp.	23,000	19,664
	China Development Financial Holding Corp.	55,841,205	37,249,982
#	China Electric Manufacturing Corp.	1,100,432	727,480
#	China General Plastics Corp.	1,432,585	1,726,189
	China Glaze Co. Ltd.	602,799	300,585
#	China Man-Made Fiber Corp.	7,673,014	2,640,449
	China Metal Products	1,694,969	2,044,399
	China Motor Corp.	1,289,099	2,860,838
#*	China Petrochemical Development Corp.	20,134,068	8,960,698
	China Steel Corp.	57,813,320	70,752,400
#	China Wire & Cable Co. Ltd.	463,600	436,744
#	Chinese Maritime Transport Ltd.	535,270	956,001
	Ching Feng Home Fashions Co. Ltd.	41,000	27,519
#	Chin-Poon Industrial Co. Ltd.	2,207,815	2,776,089
	Chipbond Technology Corp.	1,912,000	4,768,721
	ChipMOS Technologies, Inc.	3,037,085	5,168,355
	ChipMOS Technologies, Inc., ADR	27,954	928,344
#	Chong Hong Construction Co. Ltd.	47,000	125,629
#	Chun YU Works & Co. Ltd.	814,000	848,716
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,812,864
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,290,250	3,513,568
#	Chung Hung Steel Corp.	3,724,000	5,078,048
#*	Chung Hwa Chemical Industrial Works Ltd.	57,000	83,174
#*	Chung Hwa Pulp Corp.	2,158,353	1,752,695
	Chung Shing Textile Co. Ltd.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	77,231
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	82,087
	Clevo Co.	1,257,000	1,400,004
#	CMC Magnetics Corp.	5,443,638	2,091,315
#	CoAsia Electronics Corp.	311,907	150,014
#	Collins Co. Ltd.	610,224	334,756
#	Compal Electronics, Inc.	24,019,332	21,965,369
#	Compeq Manufacturing Co. Ltd.	6,309,000	9,769,004
	Compucase Enterprise	57,000	64,170
#	Concord Securities Co. Ltd.	2,184,489	1,100,573
	Concraft Holding Co. Ltd.	15,000	13,719
#	Continental Holdings Corp.	2,274,540	1,928,274
#	Contrel Technology Co. Ltd.	714,000	497,974
	Coretronic Corp.	2,084,800	5,709,597
#*	Coxon Precise Industrial Co. Ltd.	598,000	336,734
	CTBC Financial Holding Co. Ltd.	94,323,073	94,823,853
	CTCI Corp.	175,000	242,083
#	CviLux Corp.	101,000	163,444
	CX Technology Co. Ltd.	46,000	64,255
#	CyberTAN Technology, Inc.	799,000	748,959
#	DA CIN Construction Co. Ltd.	1,765,579	2,087,940
	Darfon Electronics Corp.	266,000	434,986
#*	Darwin Precisions Corp.	2,351,635	1,096,413
	De Licacy Industrial Co. Ltd.	98,000	56,315
*	Delpha Construction Co. Ltd.	330,576	173,845
	Depo Auto Parts Ind Co. Ltd.	501,000	1,073,742
	Der Pao Construction Co. Ltd.	2,158,544	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	D-Link Corp.	3,030,068	$1,827,703
	Dr Wu Skincare Co. Ltd.	27,000	87,184
	Drewloong Precision, Inc.	7,000	24,339
#	Dyaco International, Inc.	51,000	80,899
	Dynamic Electronics Co. Ltd.	1,391,873	1,046,672
	Dynapack International Technology Corp.	845,000	3,128,574
	E.Sun Financial Holding Co. Ltd.	33,164,946	34,875,940
#	Edimax Technology Co. Ltd.	1,026,902	514,002
#	Edison Opto Corp.	605,000	444,302
#	Edom Technology Co. Ltd.	1,081,350	1,287,571
	Elite Advanced Laser Corp.	82,000	157,231
#	Elite Semiconductor Microelectronics Technology, Inc.	708,000	3,758,861
#	Elitegroup Computer Systems Co. Ltd.	1,974,395	1,410,253
††	ENG Electric Co. Ltd.	239,997	1,181
#	Ennoconn Corp.	122,599	949,230
*	Ennostar, Inc.	2,061,209	6,830,153
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,418,330
#	Eson Precision Ind Co. Ltd.	440,000	970,194
	Eternal Materials Co. Ltd.	1,775,513	2,352,680
*	Eva Airways Corp.	13,397,355	11,959,866
*	Everest Textile Co. Ltd.	2,357,813	780,770
	Evergreen International Storage & Transport Corp.	2,736,000	2,848,196
	Evergreen Marine Corp. Taiwan Ltd.	830,145	3,522,080
#	Everlight Chemical Industrial Corp.	680,950	588,764
	Everlight Electronics Co. Ltd.	2,500,000	4,958,019
	Excel Cell Electronic Co. Ltd.	37,000	31,730
#	Excellence Opto, Inc.	96,000	96,649
#	Excelsior Medical Co. Ltd.	527,527	1,092,797
#	EZconn Corp.	194,250	249,984
	Far Eastern Department Stores Ltd.	6,604,445	4,998,236
	Far Eastern International Bank	15,619,991	6,194,936
	Far Eastern New Century Corp.	14,460,528	15,148,471
	Farcent Enterprise Co. Ltd.	11,000	25,071
	Farglory F T Z Investment Holding Co. Ltd.	401,648	958,556
#	Farglory Land Development Co. Ltd.	1,478,264	3,415,500
#	Federal Corp.	2,102,160	2,072,160
	Feedback Technology Corp.	20,000	57,423
	First Financial Holding Co. Ltd.	39,901,303	36,334,891
#	First Hotel	890,857	446,917
#	First Insurance Co. Ltd.	1,334,064	709,021
#*	First Steamship Co. Ltd.	3,419,042	1,433,445
#	FIT Holding Co. Ltd.	185,150	210,751
	FLEXium Interconnect, Inc.	1,244,000	4,416,109
#	Forcecon Tech Co. Ltd.	93,000	271,365
	Forest Water Environment Engineering Co. Ltd.	21,400	24,538
	Formosa Advanced Technologies Co. Ltd.	1,008,000	1,409,060
	Formosa Chemicals & Fibre Corp.	4,743,000	13,596,143
#*	Formosa Laboratories, Inc.	575,478	1,145,227
	Formosa Petrochemical Corp.	30,000	104,699
	Formosa Plastics Corp.	7,498,000	28,750,860
	Formosa Taffeta Co. Ltd.	3,135,511	3,243,456
	Formosan Rubber Group, Inc.	1,319,957	1,050,964
#	Formosan Union Chemical	1,885,843	1,533,299
	Founding Construction & Development Co. Ltd.	1,007,418	690,939
#	Foxconn Technology Co. Ltd.	3,331,142	7,338,015
#*	Franbo Lines Corp.	120,057	97,673
#	Froch Enterprise Co. Ltd.	1,037,734	1,049,357
#	FSP Technology, Inc.	793,292	1,239,429
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	115,265	72,909

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fubon Financial Holding Co. Ltd.	33,386,173	$92,129,616
	Fulgent Sun International Holding Co. Ltd.	83,000	321,598
	Fullerton Technology Co. Ltd.	529,200	345,673
#*	Fulltech Fiber Glass Corp.	2,194,216	1,233,860
#	Fwusow Industry Co. Ltd.	1,273,043	893,687
#	G Shank Enterprise Co. Ltd.	779,902	1,707,297
#	Gamania Digital Entertainment Co. Ltd.	86,000	200,924
#	Gemtek Technology Corp.	1,950,962	2,213,822
	General Interface Solution Holding Ltd.	922,000	3,219,961
	Getac Technology Corp.	703,065	1,378,604
#*	Giantplus Technology Co. Ltd.	1,722,100	742,285
	Gigabyte Technology Co. Ltd.	332,287	1,714,616
	Ginko International Co. Ltd.	153,000	1,517,201
	Global Brands Manufacture Ltd.	1,520,154	1,975,582
	Global Lighting Technologies, Inc.	136,000	373,352
#	Global View Co. Ltd.	53,000	72,103
	Globe Union Industrial Corp.	1,330,625	695,672
	Gloria Material Technology Corp.	2,187,116	1,620,776
#	Gold Circuit Electronics Ltd.	4,617,965	12,859,423
	Goldsun Building Materials Co. Ltd.	5,545,171	5,178,298
	Good Will Instrument Co. Ltd.	172,746	166,856
#	Gourmet Master Co. Ltd.	167,000	640,844
	Grand Fortune Securities Co. Ltd.	733,767	518,899
	Grand Ocean Retail Group Ltd.	437,000	269,852
#	Grand Pacific Petrochemical	5,030,000	4,902,705
#	Great China Metal Industry	842,000	797,642
	Great Wall Enterprise Co. Ltd.	3,490,844	6,600,646
	Greatek Electronics, Inc.	117,000	313,832
*††	Green Energy Technology, Inc.	1,424,880	3,074
	GTM Holdings Corp.	679,900	649,387
#	Hannstar Board Corp.	2,494,488	3,801,282
#	HannStar Display Corp.	8,690,435	5,178,206
#	HannsTouch Solution, Inc.	3,260,001	1,740,437
#	Hanpin Electron Co. Ltd.	286,000	282,159
#	Harvatek Corp.	916,553	831,467
	Heran Co. Ltd.	10,000	43,293
	Hey Song Corp.	1,961,500	2,502,744
	Hi-Clearance, Inc.	4,000	20,422
	Highlight Tech Corp.	30,000	57,852
	Highwealth Construction Corp.	1,487,100	2,515,632
#	Hiroca Holdings Ltd.	375,000	732,760
#	Hitron Technology, Inc.	722,098	546,268
#	Ho Tung Chemical Corp.	5,105,475	1,985,011
#	Hocheng Corp.	1,351,300	731,701
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	24,064
	Holy Stone Enterprise Co. Ltd.	214,000	904,442
	Hon Hai Precision Industry Co. Ltd.	39,997,192	149,546,570
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	824,872
#	Hong TAI Electric Industrial	1,260,000	1,104,213
	Hong YI Fiber Industry Co.	740,000	617,305
#	Horizon Securities Co. Ltd.	623,000	359,265
	Hsin Kuang Steel Co. Ltd.	15,000	28,706
#	Hsing TA Cement Co.	862,614	625,109
#*	HTC Corp.	2,469,000	5,844,100
	Hu Lane Associate, Inc.	19,000	87,209
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	1,237,827
	Hua Nan Financial Holdings Co. Ltd.	28,646,507	22,698,251
	Huaku Development Co. Ltd.	793,000	2,601,243
#	Huang Hsiang Construction Corp.	677,000	960,779

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hung Ching Development & Construction Co. Ltd.	857,468	$905,704
#	Hung Sheng Construction Ltd.	2,332,269	2,006,143
	Huxen Corp.	173,281	319,167
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	36,121
#*	Hwacom Systems, Inc.	270,000	175,838
	IBF Financial Holdings Co. Ltd.	13,839,288	8,024,643
#	Ichia Technologies, Inc.	1,447,260	841,730
#*	I-Chiun Precision Industry Co. Ltd.	1,093,532	1,760,152
	IEI Integration Corp.	49,200	79,376
#	Infortrend Technology, Inc.	1,013,000	598,137
#	Innolux Corp.	39,166,544	24,600,962
#	Inpaq Technology Co. Ltd.	280,250	617,000
	Intai Technology Corp.	12,000	36,374
#	Integrated Service Technology, Inc.	115,570	208,568
	International CSRC Investment Holdings Co.	4,051,166	3,652,486
	Inventec Corp.	12,598,277	11,555,855
	Iron Force Industrial Co. Ltd.	24,000	58,631
	I-Sheng Electric Wire & Cable Co. Ltd.	21,000	32,205
#	ITE Technology, Inc.	798,479	2,958,165
	ITEQ Corp.	126,000	579,187
#	Jarllytec Co. Ltd.	327,000	759,697
#	Jean Co. Ltd.	277,251	124,799
	Jess-Link Products Co. Ltd.	569,500	825,770
#*	Jinli Group Holdings Ltd.	790,532	324,546
#	Johnson Health Tech Co. Ltd.	117,000	227,165
#	K Laser Technology, Inc.	820,601	680,834
#	Kaimei Electronic Corp.	138,000	455,558
#	Kaulin Manufacturing Co. Ltd.	565,656	313,447
#	KEE TAI Properties Co. Ltd.	1,804,000	779,593
	Kenda Rubber Industrial Co. Ltd.	750,000	818,295
#	Kerry TJ Logistics Co. Ltd.	44,000	71,864
#	Key Ware Electronics Co. Ltd.	174,678	83,537
	Kindom Development Co. Ltd.	2,196,000	2,831,607
	King Chou Marine Technology Co. Ltd.	243,100	305,959
	King Yuan Electronics Co. Ltd.	6,693,805	11,095,974
	King's Town Bank Co. Ltd.	5,062,012	7,449,191
#*	King's Town Construction Co. Ltd.	426,380	583,606
	Kinik Co.	69,000	247,083
#*	Kinko Optical Co. Ltd.	659,756	770,989
	Kinpo Electronics	6,347,375	3,451,578
#	Kinsus Interconnect Technology Corp.	1,359,000	10,276,850
#	Ko Ja Cayman Co. Ltd.	44,000	111,298
#	KS Terminals, Inc.	53,000	160,914
#	Kung Sing Engineering Corp.	2,517,875	744,783
#	Kuo Toong International Co. Ltd.	1,211,808	896,400
	Kuo Yang Construction Co. Ltd.	158,000	132,362
	Kwong Fong Industries Corp.	481,649	191,495
	Kwong Lung Enterprise Co. Ltd.	167,000	245,053
#	KYE Systems Corp.	1,305,909	556,116
#	L&K Engineering Co. Ltd.	849,000	913,840
*	LAN FA Textile	985,713	418,841
	Lanner Electronics, Inc.	59,000	112,959
#	Largan Precision Co. Ltd.	310,000	22,972,391
	Laster Tech Corp. Ltd.	15,000	22,026
	Leader Electronics, Inc.	347,056	179,335
#*	Lealea Enterprise Co. Ltd.	4,401,941	1,649,553
#	LEE CHI Enterprises Co. Ltd.	952,900	897,096
	Lelon Electronics Corp.	21,000	49,220
*	Li Cheng Enterprise Co. Ltd.	27,000	20,344

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Li Peng Enterprise Co. Ltd.	2,595,381	$874,636
	Lian HWA Food Corp.	57,200	145,126
#	Lida Holdings Ltd.	316,680	371,580
	Lien Hwa Industrial Holdings Corp.	1,676,815	3,715,820
#*	Lingsen Precision Industries Ltd.	2,153,480	1,862,127
	Lite-On Technology Corp.	12,202,738	28,183,494
	Liton Technology Corp.	33,000	49,169
#*	Long Bon International Co. Ltd.	855,880	543,891
	Long Da Construction & Development Corp.	92,000	73,415
#	Longchen Paper & Packaging Co. Ltd.	4,259,304	3,471,465
#	Longwell Co.	234,000	425,163
#	Lotus Pharmaceutical Co. Ltd.	144,000	451,016
	Lu Hai Holding Corp.	51,700	75,402
#	Lucky Cement Corp.	726,000	295,395
	Lung Yen Life Service Corp.	47,000	72,468
#	Macauto Industrial Co. Ltd.	74,000	201,386
#	Macronix International Co. Ltd.	9,784,605	14,922,588
#	Materials Analysis Technology, Inc.	37,000	189,924
#	Mayer Steel Pipe Corp.	890,456	956,383
#	Maywufa Co. Ltd.	182,070	124,965
	Mega Financial Holding Co. Ltd.	30,878,796	41,327,503
#	Mercuries & Associates Holding Ltd.	2,248,465	1,734,384
*	Mercuries Life Insurance Co. Ltd.	8,626,738	2,893,417
	Merry Electronics Co. Ltd.	147,074	475,869
#*	MIN AIK Technology Co. Ltd.	859,600	719,940
#	Mirle Automation Corp.	115,000	176,985
	Mitac Holdings Corp.	3,237,682	3,827,581
#	MOSA Industrial Corp.	240,000	330,649
#	MPI Corp.	378,000	1,499,677
	Nak Sealing Technologies Corp.	31,000	102,251
	Namchow Holdings Co. Ltd.	239,000	421,901
	Nan Pao Resins Chemical Co. Ltd.	9,000	45,389
#	Nan Ren Lake Leisure Amusement Co. Ltd.	608,000	307,638
	Nan Ya Plastics Corp.	10,199,000	32,205,830
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	48,455
	Nanya Technology Corp.	6,322,000	16,794,480
#	New Era Electronics Co. Ltd.	168,000	114,287
#*	Newmax Technology Co. Ltd.	41,000	53,170
	Nichidenbo Corp.	49,000	92,105
	Nien Hsing Textile Co. Ltd.	631,061	465,959
#	Nishoku Technology, Inc.	190,000	585,577
	Nova Technology Corp.	4,000	23,418
#	O-Bank Co. Ltd.	1,756,604	543,534
	Ocean Plastics Co. Ltd.	80,000	96,691
#	OptoTech Corp.	1,792,828	3,880,481
#*	Orient Semiconductor Electronics Ltd.	1,705,670	1,439,493
#	Pacific Construction Co.	1,755,452	584,076
	Pacific Hospital Supply Co. Ltd.	70,000	190,710
	Paiho Shih Holdings Corp.	101,000	129,937
	Pan German Universal Motors Ltd.	12,000	90,854
#	Pan Jit International, Inc.	464,100	1,574,384
#	Pan-International Industrial Corp.	2,265,444	3,053,069
	PCL Technologies, Inc.	5,000	14,228
#	Pegatron Corp.	10,479,998	26,343,476
#	PharmaEngine, Inc.	76,000	167,183
#*	Phihong Technology Co. Ltd.	300,882	467,147
	Phison Electronics Corp.	4,000	66,296
	Pixart Imaging, Inc.	321,000	1,621,486
	Plastron Precision Co. Ltd.	38,156	18,688

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Plotech Co. Ltd.	522,000	$531,019
	Posiflex Technology, Inc.	14,000	55,711
	Pou Chen Corp.	8,423,550	9,793,221
	Powertech Technology, Inc.	141,000	502,551
	President Securities Corp.	4,724,263	3,828,692
#	Primax Electronics Ltd.	313,000	610,207
	Prince Housing & Development Corp.	6,016,018	2,815,100
	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	123,000	184,170
#	Prosperity Dielectrics Co. Ltd.	59,000	119,596
	Qisda Corp.	9,118,171	9,871,645
	QST International Corp.	15,000	33,055
#	Qualipoly Chemical Corp.	290,593	438,180
	Quanta Computer, Inc.	5,174,000	17,512,374
	Quanta Storage, Inc.	205,000	331,668
	Quintain Steel Co. Ltd.	1,331,473	853,138
	Radiant Opto-Electronics Corp.	1,675,000	6,201,025
	Radium Life Tech Co. Ltd.	3,777,226	1,498,006
	Rechi Precision Co. Ltd.	171,000	111,789
#	Rich Development Co. Ltd.	3,070,054	1,013,175
*	Ritek Corp.	4,053,449	1,398,841
*	Roo Hsing Co. Ltd.	648,000	145,205
	Ruentex Development Co. Ltd.	4,264,372	9,929,635
	Ruentex Industries Ltd.	2,301,780	7,965,564
	Sampo Corp.	1,854,340	2,033,561
	San Fang Chemical Industry Co. Ltd.	23,000	16,768
#	San Far Property Ltd.	1,393,560	732,485
	Sanyang Motor Co. Ltd.	2,660,624	2,588,381
	Scan-D Corp.	33,000	62,366
	SCI Pharmtech, Inc.	69,600	207,017
	Sea & Land Integrated Corp.	38,600	42,903
	Senao International Co. Ltd.	33,000	38,584
	Sercomm Corp.	77,000	217,319
#	Sesoda Corp.	1,029,279	1,181,360
	Shanghai Commercial & Savings Bank Ltd.	965,000	1,628,049
#	Shan-Loong Transportation Co. Ltd.	436,000	571,700
#	Sharehope Medicine Co. Ltd.	179,905	175,617
#	Sheng Yu Steel Co. Ltd.	644,000	686,165
#	Shih Her Technologies, Inc.	260,000	658,913
*	Shih Wei Navigation Co. Ltd.	612,288	818,676
	Shihlin Electric & Engineering Corp.	3,030,000	5,656,445
	Shin Kong Financial Holding Co. Ltd.	41,055,909	16,550,017
	Shin Zu Shing Co. Ltd.	991,842	3,310,775
#*	Shining Building Business Co. Ltd.	1,544,368	575,063
#	Shinkong Insurance Co. Ltd.	1,273,412	2,200,009
#	Shinkong Synthetic Fibers Corp.	6,782,754	4,748,859
	ShunSin Technology Holding Ltd.	87,000	279,922
*	Shuttle, Inc.	1,866,015	969,649
	Sigurd Microelectronics Corp.	2,497,231	5,175,126
*	Silitech Technology Corp.	49,878	60,146
	Simplo Technology Co. Ltd.	11,000	125,797
	Sincere Navigation Corp.	1,586,242	1,438,885
	Singatron Enterprise Co. Ltd.	35,000	33,645
#	Sinher Technology, Inc.	303,000	439,215
	Sinmag Equipment Corp.	13,000	48,853
	Sinon Corp.	2,402,877	2,439,077
	SinoPac Financial Holdings Co. Ltd.	40,400,595	24,172,248
	Sinyi Realty, Inc.	46,000	57,369
#	Sirtec International Co. Ltd.	476,200	457,043

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Siward Crystal Technology Co. Ltd.	794,875	$951,127
	Soft-World International Corp.	44,000	144,782
#	Solar Applied Materials Technology Corp.	1,936,798	3,330,694
	Solomon Technology Corp.	406,000	301,203
#	Solteam, Inc.	39,390	117,090
#	Southeast Cement Co. Ltd.	944,700	656,158
#	Spirox Corp.	356,563	444,108
	St Shine Optical Co. Ltd.	5,000	52,546
	Standard Chemical & Pharmaceutical Co. Ltd.	90,000	136,099
#	Sunonwealth Electric Machine Industry Co. Ltd.	158,000	245,204
#	Sunrex Technology Corp.	452,108	711,879
#	Sunspring Metal Corp.	580,569	564,135
	Supreme Electronics Co. Ltd.	2,690,726	4,760,123
#	Swancor Holding Co. Ltd.	139,000	445,784
#	Sweeten Real Estate Development Co. Ltd.	862,114	811,646
	Syncmold Enterprise Corp.	83,000	205,974
	Synmosa Biopharma Corp.	259,904	218,218
	Synnex Technology International Corp.	6,342,550	15,619,687
	Systex Corp.	26,000	79,575
#	Ta Ya Electric Wire & Cable	2,835,717	2,376,124
#	Tah Hsin Industrial Corp.	323,701	991,277
#	TA-I Technology Co. Ltd.	164,500	364,076
#*	Tai Tung Communication Co. Ltd.	508,535	328,287
	Taichung Commercial Bank Co. Ltd.	28,714,595	13,811,969
	TaiDoc Technology Corp.	135,000	910,167
#	Taiflex Scientific Co. Ltd.	1,046,960	1,754,349
#	Taimide Tech, Inc.	232,000	345,977
	Tainan Enterprises Co. Ltd.	338,183	217,828
#	Tainan Spinning Co. Ltd.	6,278,485	5,562,827
#	Tai-Saw Technology Co. Ltd.	158,000	188,301
	Taishin Financial Holding Co. Ltd.	44,537,044	31,849,946
#	Taita Chemical Co. Ltd.	1,609,566	1,949,369
#	TAI-TECH Advanced Electronics Co. Ltd.	71,000	315,744
	Taiwan Business Bank	23,942,811	8,930,448
	Taiwan Cement Corp.	22,306,948	37,938,030
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	538,570
	Taiwan Cogeneration Corp.	89,000	119,179
	Taiwan Cooperative Financial Holding Co. Ltd.	30,384,745	29,152,964
	Taiwan Fertilizer Co. Ltd.	2,619,000	6,367,116
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	941,421
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	990,648
	Taiwan Glass Industry Corp.	5,779,982	4,943,722
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,410,035
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	931,000	2,030,792
	Taiwan Kolin Co. Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	4,185,322	595,822
	Taiwan Navigation Co. Ltd.	1,131,000	1,327,725
	Taiwan Paiho Ltd.	66,000	192,343
	Taiwan PCB Techvest Co. Ltd.	1,563,946	2,653,937
	Taiwan Semiconductor Co. Ltd.	59,000	148,621
	Taiwan Shin Kong Security Co. Ltd.	109,390	155,057
	Taiwan Steel Union Co. Ltd.	8,000	23,940
	Taiwan Styrene Monomer	487,000	297,077
#	Taiwan Surface Mounting Technology Corp.	1,414,991	6,794,050
#*	Taiwan TEA Corp.	3,091,092	2,374,259
	Taiwan Union Technology Corp.	620,000	2,092,355
	Taiyen Biotech Co. Ltd.	601,217	722,252
#*	Tatung Co. Ltd.	4,614,000	4,852,002
	TBI Motion Technology Co. Ltd.	9,000	14,940

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co. Ltd.	16,260	$17,495
	Teco Electric & Machinery Co. Ltd.	6,761,725	7,233,677
	Tera Autotech Corp.	24,863	18,050
	Test Research, Inc.	77,000	163,312
	Test Rite International Co. Ltd.	1,140,266	887,330
	Tex-Ray Industrial Co. Ltd.	322,000	160,358
#	Thermaltake Technology Co. Ltd.	149,000	206,139
	Thinking Electronic Industrial Co. Ltd.	9,000	47,597
	Thye Ming Industrial Co. Ltd.	29,600	39,957
#	Ting Sin Co. Ltd.	61,000	51,911
#	Ton Yi Industrial Corp.	3,768,600	1,915,642
	Tong Hsing Electronic Industries Ltd.	328,000	3,228,434
	Tong Yang Industry Co. Ltd.	2,384,000	2,730,530
#*	Tong-Tai Machine & Tool Co. Ltd.	995,447	579,664
	Top Bright Holding Co. Ltd.	5,000	22,379
	Topco Scientific Co. Ltd.	11,000	66,295
	Topco Technologies Corp.	14,000	41,884
	Topkey Corp.	71,000	343,930
#	Topoint Technology Co. Ltd.	733,459	1,027,927
	Toung Loong Textile Manufacturing	102,000	125,082
#	TPK Holding Co. Ltd.	2,090,000	3,012,592
	Transcend Information, Inc.	45,000	114,560
	Tripod Technology Corp.	2,447,000	11,423,871
*	TrueLight Corp.	32,000	29,282
#	Tsann Kuen Enterprise Co. Ltd.	215,000	269,695
#	TSRC Corp.	113,000	153,209
	TST Group Holding Ltd.	5,000	23,432
	Tung Ho Steel Enterprise Corp.	3,231,593	7,978,597
#	Turvo International Co. Ltd.	82,000	313,027
#	TXC Corp.	1,462,000	5,008,788
#	TYC Brother Industrial Co. Ltd.	1,499,723	1,017,093
*	Tycoons Group Enterprise	2,546,337	1,111,251
#	Tyntek Corp.	1,533,097	1,474,139
#	UDE Corp.	353,000	544,630
	U-Ming Marine Transport Corp.	1,426,000	2,816,170
	Unic Technology Corp.	183,000	134,555
*	Union Bank Of Taiwan	12,765,051	6,601,183
#	Unitech Computer Co. Ltd.	477,739	602,272
#*	Unitech Printed Circuit Board Corp.	3,327,466	2,151,280
#	United Microelectronics Corp.	27,538,681	57,536,545
††	Unity Opto Technology Co. Ltd.	2,993,000	83,127
	Univacco Technology, Inc.	46,000	43,310
	Universal Cement Corp.	2,280,583	1,758,245
#	Universal, Inc.	97,000	170,153
#	Unizyx Holding Corp.	1,663,000	1,797,401
#	UPC Technology Corp.	4,717,598	3,553,183
#	USI Corp.	4,329,827	4,375,988
*	Usun Technology Co. Ltd.	128,100	142,263
	Ve Wong Corp.	912,806	1,094,605
#*	Victory New Materials Ltd. Co.	626,687	253,925
	Wah Hong Industrial Corp.	406,516	478,060
	Wah Lee Industrial Corp.	1,034,100	3,796,449
	Walsin Lihwa Corp.	8,686,412	8,242,404
#	Walsin Technology Corp.	806,000	4,498,028
#	Walton Advanced Engineering, Inc.	1,882,853	1,187,104
	Wei Chuan Foods Corp.	407,000	316,355
	Wei Mon Industry Co. Ltd.	3,885,691	0
#	Weikeng Industrial Co. Ltd.	2,081,490	2,277,812
#	Well Shin Technology Co. Ltd.	482,080	823,628

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Wha Yu Industrial Co. Ltd.	238,000	$189,552
	Winbond Electronics Corp.	16,357,572	18,256,826
	Winmate, Inc.	28,000	78,540
#	Winstek Semiconductor Co. Ltd.	247,000	265,022
††	Wintek Corp.	20,783,484	256,375
#	Wisdom Marine Lines Co. Ltd.	1,300,364	3,532,798
	Wistron Corp.	16,611,343	18,881,545
	Wistron Information Technology & Services Corp.	10,000	30,411
	Wistron NeWeb Corp.	175,000	449,486
#	Wonderful Hi-Tech Co. Ltd.	62,311	75,313
	WPG Holdings Ltd.	9,329,284	18,392,193
	WT Microelectronics Co. Ltd.	2,321,751	7,227,463
	WUS Printed Circuit Co. Ltd.	857,668	1,001,404
	Xxentria Technology Materials Corp.	56,000	134,672
	Ya Horng Electronic Co. Ltd.	22,000	35,046
#	Yageo Corp.	288,688	4,920,039
*	Yang Ming Marine Transport Corp.	5,683,000	21,049,337
#	YC INOX Co. Ltd.	1,963,446	2,148,704
	YCC Parts Manufacturing Co. Ltd.	10,000	12,314
#	Yea Shin International Development Co. Ltd.	843,825	693,112
#	Yem Chio Co. Ltd.	2,587,746	1,395,556
	Yen Sun Technology Corp.	84,000	109,090
#	Yeong Guan Energy Technology Group Co. Ltd.	479,820	1,080,314
	YFC-Boneagle Electric Co. Ltd.	34,000	27,872
#	YFY, Inc.	6,879,847	8,278,945
#	Yi Jinn Industrial Co. Ltd.	1,140,142	749,421
*	Yieh Hsing Enterprise Co. Ltd.	216,000	140,137
*	Yieh Phui Enterprise Co. Ltd.	3,438,265	2,740,522
#	Young Fast Optoelectronics Co. Ltd.	488,000	467,861
#	Youngtek Electronics Corp.	711,047	2,144,757
	Yuanta Financial Holding Co. Ltd.	45,143,994	41,506,697
#	Yuen Chang Stainless Steel Co. Ltd.	128,000	148,267
	Yulon Motor Co. Ltd.	3,250,650	4,852,407
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	566,557
	YungShin Global Holding Corp.	115,000	176,610
	Yungtay Engineering Co. Ltd.	23,000	53,470
#	Zeng Hsing Industrial Co. Ltd.	84,000	437,747
#	Zenitron Corp.	940,000	1,110,487
#	Zero One Technology Co. Ltd.	699,391	1,098,616
#	Zhen Ding Technology Holding Ltd.	3,558,000	12,264,902
#	Zhong Yang Technology Co. Ltd.	49,000	91,622
#	Zig Sheng Industrial Co. Ltd.	1,952,352	1,077,760
#*	Zinwell Corp.	701,000	481,264
	Zippy Technology Corp.	48,000	73,222
#	ZongTai Real Estate Development Co. Ltd.	851,159	1,203,039
TOTAL TAIWAN			2,281,442,006
THAILAND — (2.0%)
	AAPICO Hitech PCL	249,150	194,561
	AAPICO Hitech PCL	1,078,747	842,391
*	Ananda Development PCL	5,845,600	273,889
	AP Thailand PCL	15,209,330	4,659,413
	Bangchak Corp. PCL	6,564,600	5,471,322
*	Bangkok Airways PCL	2,961,600	827,238
	Bangkok Bank PCL	151,500	614,281
	Bangkok Bank PCL	1,450,853	5,882,720
	Bangkok Insurance PCL	215,128	1,718,698
	Bangkok Land PCL	70,823,696	2,254,787
	Bangkok Life Assurance PCL	1,110,200	1,425,471

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Bangkok Ranch PCL	3,329,500	$282,000
	Banpu PCL	28,014,733	9,339,647
	Berli Jucker PCL	3,466,500	3,305,643
*	Better World Green PCL	4,257,100	143,203
	BG Container Glass PCL	161,900	51,057
	Cal-Comp Electronics Thailand PCL, Class F	15,252,956	1,365,184
	Charoen Pokphand Foods PCL	19,777,700	14,998,856
*	Country Group Development PCL	12,272,400	184,298
*	Demco PCL	578,600	66,036
	Do Day Dream PCL	60,600	29,668
	Eastern Water Resources Development & Management PCL, Class F	468,800	132,354
*	Esso Thailand PCL	119,900	27,729
	Finansia Syrus Securities PCL	301,500	57,955
	GFPT PCL	3,569,600	1,468,795
	Global Green Chemicals PCL, Class F	312,400	130,421
	ICC International PCL	2,067,400	1,870,564
	Indorama Ventures PCL	1,385,300	1,976,325
	Interlink Communication PCL	142,500	32,955
	IRPC PCL	43,754,900	4,993,802
*	Italian-Thai Development PCL	21,811,100	1,414,987
	Kasikornbank PCL	843,501	3,787,458
*	Khon Kaen Sugar Industry PCL	10,758,107	1,201,987
	Kiatnakin Phatra Bank PCL	1,068,900	2,231,222
	Krung Thai Bank PCL	12,326,000	5,182,880
	Lalin Property PCL	204,200	66,850
	Lanna Resources PCL	150,500	78,651
	LH Financial Group PCL	9,491,746	399,112
	LPN Development PCL	8,013,602	1,215,459
*	MBK PCL	931,010	357,919
	Millcon Steel PCL	6,073,500	211,601
*	Nawarat Patanakarn PCL	3,182,100	94,617
	Origin Property PCL, Class F	568,500	196,358
	Polyplex Thailand PCL	1,840,725	1,326,848
*	Power Solution Technologies PCL, Class F	3,438,240	241,642
	Property Perfect PCL	42,170,700	709,283
	Pruksa Holding PCL	5,198,800	2,264,082
	PTT Exploration & Production PCL	6,665,300	25,924,504
	PTT Global Chemical PCL	7,433,041	12,613,510
	PTT PCL	53,324,000	62,460,910
	Quality Houses PCL	20,628,147	1,462,154
	Rojana Industrial Park PCL	4,682,073	907,024
*	RPCG Pcl	1,432,400	59,370
	Saha Pathana Inter-Holding PCL	2,248,100	4,388,842
	Saha Pathanapibul PCL	1,052,533	2,046,899
	Sahakol Equipment PCL	1,782,300	125,262
	Saha-Union PCL	1,568,500	1,589,935
*	Samart Telcoms PCL	113,900	29,933
	Sansiri PCL	54,046,766	2,142,716
	SC Asset Corp. PCL	9,602,953	1,095,997
	Sena Development PCL	1,331,366	195,136
	Siam Cement PCL	876,000	10,155,759
	Siam City Cement PCL	47,200	227,530
	Siam Commercial Bank PCL	2,709,600	10,213,389
	Siamgas & Petrochemicals PCL	66,200	25,848
*	Singha Estate PCL	547,000	32,036
	Somboon Advance Technology PCL	1,892,300	1,312,874
	SPCG PCL	1,499,400	842,132
	Sri Trang Agro-Industry PCL	2,790,799	2,514,611
*	Srithai Superware PCL	11,102,100	436,815

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	STP & I PCL	5,380,400	$816,069
	Supalai PCL	7,535,600	5,137,652
	Super Energy Corp. PCL	106,689,000	3,044,137
	Susco PCL	126,100	13,407
	Syntec Construction PCL	5,229,800	317,291
*	Tata Steel Thailand PCL	1,314,300	56,054
	Thai Oil PCL	4,176,200	6,585,088
	Thai Rayon PCL	58,700	93,440
	Thai Stanley Electric PCL	37,000	208,365
	Thai Stanley Electric PCL, Class F	170,100	957,914
	Thai Wacoal PCL	81,200	92,065
	Thaicom PCL	4,075,500	1,248,539
	Thanachart Capital PCL	1,502,600	1,827,761
	Thitikorn PCL	1,125,800	388,848
	Thoresen Thai Agencies PCL	4,635,200	1,287,749
	TMBThanachart Bank PCL	82,478,709	3,369,006
	TPI Polene PCL	38,994,640	2,096,423
	TPI Polene Power PCL	4,193,899	521,482
	True Corp. PCL	58,791,800	8,511,082
*	Unique Engineering & Construction PCL	777,000	133,020
	Univentures PCL	3,231,600	335,826
	Vinythai PCL	1,472,417	1,713,655
TOTAL THAILAND			265,160,278
TURKEY — (0.5%)
	Akbank TAS	13,275,183	7,998,046
*	Albaraka Turk Katilim Bankasi AS	5,397,087	715,579
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	1,277,205
	Anadolu Efes Biracilik Ve Malt Sanayii AS	438,406	958,709
#	Arcelik AS	240,237	929,667
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	194,146	374,559
*	Cimsa Cimento Sanayi VE Ticaret AS	347,145	883,901
#	Dogan Sirketler Grubu Holding AS	2,253,127	511,741
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	635,312	423,556
	Enka Insaat ve Sanayi AS	4,716,199	5,561,350
	Eregli Demir ve Celik Fabrikalari TAS	568,785	1,173,583
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	779,581
*	GSD Holding AS	2,389,068	470,278
#	KOC Holding AS	2,486,011	6,077,979
*	Koza Anadolu Metal Madencilik Isletmeleri AS	129,888	225,239
#*	Sekerbank Turk AS	3,403,419	263,517
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	451,739	415,105
*	Turk Hava Yollari AO	3,380,044	7,287,766
	Turkiye Garanti Bankasi AS	12,001,204	10,757,334
#*	Turkiye Halk Bankasi AS	2,574,866	954,933
#	Turkiye Is Bankasi AS, Class C	5,980,099	3,772,834
#	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	988,366
	Turkiye Sise ve Cam Fabrikalari AS	4,915,697	5,115,829
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,194,766	916,317
	Ulker Biskuvi Sanayi AS	412,887	533,635
#	Vestel Elektronik Sanayi ve Ticaret AS	319,784	582,683
#	Yapi ve Kredi Bankasi AS	14,660,135	4,499,244
TOTAL TURKEY			64,448,536
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	7,763,684	18,938,650
	Abu Dhabi National Insurance Co. PSC	10,000	18,405
*	Air Arabia PJSC	318,019	125,992

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	1,238,668	$269,036
	Aldar Properties PJSC	10,462,414	11,807,680
*	Amanat Holdings PJSC	1,490,558	460,589
*	Amlak Finance PJSC	259,409	64,788
	Dana Gas PJSC	3,526,389	986,173
*	Deyaar Development PJSC	8,265,905	1,079,128
	Dubai Investments PJSC	4,027,072	2,512,871
*	Emaar Development PJSC	3,046,044	3,594,708
	Emaar Properties PJSC	12,614,608	16,808,704
	Emirates NBD Bank PJSC	1,324,483	4,830,598
*	Eshraq Investments PJSC	4,699,658	426,235
	Islamic Arab Insurance Co.	229,899	47,335
*	Manazel PJSC	1,193,679	159,906
	National Central Cooling Co. PJSC	191,021	131,199
*	RAK Properties PJSC	5,161,745	1,159,481
	Ras Al Khaimah Ceramics	304,283	248,567
	SHUAA Capital PSC	1,198,914	214,438
*	Union Properties PJSC	3,928,839	327,772
TOTAL UNITED ARAB EMIRATES			64,212,255
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	50,304	306,864
TOTAL COMMON STOCKS			12,997,262,605
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA	560,876	1,673,090
Ω	Banco BMG SA	147,500	87,221
	Banco Bradesco SA	7,213,076	30,970,816
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,214,178
	Cia Ferro Ligas da Bahia - FERBASA	279,338	2,443,504
	Eucatex SA Industria e Comercio	271,228	460,211
	Gerdau SA	151,720	795,443
	Grazziotin SA	6,400	46,932
	Marcopolo SA	2,532,543	1,631,099
	Petroleo Brasileiro SA	3,515,273	21,415,620
	Schulz SA	71,260	111,518
	Unipar Carbocloro SA Class B	187,569	3,316,846
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,309,071	3,937,000
TOTAL BRAZIL			69,103,478
COLOMBIA — (0.1%)
	Grupo Argos SA	374,078	1,118,126
	Grupo Aval Acciones y Valores SA	76,872	21,945
	Grupo de Inversiones Suramericana SA	829,737	6,040,512
TOTAL COLOMBIA			7,180,583
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	745,757
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	4,158	232,615
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	4,894,167	1,657,548
TOTAL PREFERRED STOCKS			78,919,981

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	223,876	$0
CHINA — (0.0%)
*	CITIC Securities Co. Ltd. Rights 02/23/22	732,825	289,481
SOUTH KOREA — (0.0%)
*	DAE YU Co. Ltd. Rights Exp 01/03/22	7,965	4,724
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/24	32,024	9,330
TOTAL RIGHTS/WARRANTS			303,535
TOTAL INVESTMENT SECURITIES (Cost $10,121,888,032)			13,076,486,121

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	10,683,563	123,598,137
TOTAL INVESTMENTS — (100.0%)
(Cost $10,245,451,197)^^			$13,200,084,258
As of January 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/18/22	$40,108,811	$39,806,000	$(302,811)
S&P 500® Emini Index	211	03/18/22	49,067,926	47,519,838	(1,548,088)
Total Futures Contracts			$89,176,737	$87,325,838	$(1,850,899)
Summary of the Fund's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$521,644,003	$146,793	—	$521,790,796
Chile	5,636,123	65,602,158	—	71,238,281
China	321,800,591	3,638,629,602	$7,516,571	3,967,946,764
Colombia	7,269,456	—	—	7,269,456
Czech Republic	—	17,357,707	—	17,357,707
Greece	—	36,211,206	—	36,211,206
Hong Kong	944,007	8,497,328	320,908	9,762,243
Hungary	—	33,046,019	—	33,046,019
India	91,649,026	1,745,053,549	35,229	1,836,737,804
Indonesia	—	204,456,155	523,626	204,979,781
Malaysia	—	228,080,382	614	228,080,996
Mexico	275,538,270	7,717,218	—	283,255,488
Philippines	—	132,962,234	14,135	132,976,369
Poland	—	96,997,421	—	96,997,421
Qatar	—	49,940,652	—	49,940,652
Russia	18,183,949	175,263,189	—	193,447,138

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	$94,303	$402,271,762	—	$402,366,065
South Africa	53,845,266	494,493,832	—	548,339,098
South Korea	226,602,499	1,453,039,666	$307,217	1,679,949,382
Taiwan	28,803,977	2,252,294,272	343,757	2,281,442,006
Thailand	265,160,278	—	—	265,160,278
Turkey	7,287,766	57,160,770	—	64,448,536
United Arab Emirates	—	64,212,255	—	64,212,255
United Kingdom	—	306,864	—	306,864
Preferred Stocks
Brazil	69,016,257	87,221	—	69,103,478
Colombia	7,180,583	—	—	7,180,583
Philippines	—	745,757	—	745,757
South Korea	—	232,615	—	232,615
Taiwan	1,657,548	—	—	1,657,548
Rights/Warrants
China	—	289,481	—	289,481
South Korea	—	4,724	—	4,724
Thailand	—	9,330	—	9,330
Securities Lending Collateral	—	123,598,137	—	123,598,137
Futures Contracts**	(1,850,899)	—	—	(1,850,899)
TOTAL	$1,900,463,003	$11,288,708,299	$9,062,057^	$13,198,233,359
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund:
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was $10,417,436 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Fund has divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.